                                                    (RIVERSOURCE ANNUITIES LOGO)



RIVERSOURCE(R)

PERSONAL PORTFOLIO PLUS(2)

PERSONAL PORTFOLIO

  VARIABLE ANNUITY





2007 ANNUAL REPORT



45066 R (5/08) Issued by: RiverSource Life Insurance Co. of New York, Albany, NY

                       THIS PAGE LEFT BLANK INTENTIONALLY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account 2 - RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity (comprised of 25 subaccounts of RiverSource of New York Variable Annuity Account 2, referred to in Note 1) as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Variable Annuity Account 2 - RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Variable Annuity Account 2 - RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account
2 - RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity at December 31, 2007, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 24, 2008


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                                ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,       INC &         VAL,          ASPEN
DEC. 31, 2007                                       SER I         SER I       GRO, CL I       CL I        BAL, INST


ASSETS
Investments, at value(1),(2)                      $806,038      $143,361      $160,979      $116,405     $2,003,290
Dividends receivable                                    --            --            --            --             --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --             --
Receivable for share redemptions                     9,089           175           213           142         26,279
--------------------------------------------------------------------------------------------------------------------
Total assets                                       815,127       143,536       161,192       116,547      2,029,569
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                       885           155           189           127          2,195
  Administrative charge                                106            19            23            15            264
  Contract terminations                              8,098             1             1             1         23,820
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                    9,089           175           213           143         26,279
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                806,038       143,361       160,892       116,404      2,002,718
Net assets applicable to contracts in payment
period                                                  --            --            87            --            572
Net assets applicable to seed money                     --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $806,038      $143,361      $160,979      $116,404     $2,003,290
====================================================================================================================
(1) Investment shares                               27,689         4,263        19,028        15,583         66,665
(2) Investments, at cost                          $703,379      $ 91,653      $132,718      $106,509     $1,659,256
--------------------------------------------------------------------------------------------------------------------





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN
                                                 WORLD GRO,       OPCAP         OPCAP         OPCAP       OPPEN CAP
DEC. 31, 2007 (CONTINUED)                           INST           EQ          MANAGED       SM CAP        APPR VA


ASSETS
Investments, at value(1),(2)                      $423,454       $69,641      $344,516      $147,618      $525,543
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --            --
Receivable for share redemptions                    11,012            86           448           180        29,334
--------------------------------------------------------------------------------------------------------------------
Total assets                                       434,466        69,727       344,964       147,798       554,877
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                       472            76           399           160           610
  Administrative charge                                 57             9            48            19            73
  Contract terminations                             10,483             1             1             1        28,651
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11,012            86           448           180        29,334
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                422,472        69,641       344,516       147,618       525,543
Net assets applicable to contracts in payment
period                                                 982            --            --            --            --
Net assets applicable to seed money                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $423,454       $69,641      $344,516      $147,618      $525,543
====================================================================================================================
(1) Investment shares                               11,986         1,920         8,905         5,057        11,139
(2) Investments, at cost                          $439,599       $66,873      $363,366      $143,076      $441,654
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
DEC. 31, 2007 (CONTINUED)                            VA           CL IA         CL IB         CL IA         CL IB

ASSETS
Investments, at value(1),(2)                      $199,713      $101,535      $237,883      $258,135      $668,578
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --            --
Receivable for share redemptions                       242           121           334           308           801
--------------------------------------------------------------------------------------------------------------------
Total assets                                       199,955       101,656       238,217       258,443       669,379
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                       215           108           295           275           713
  Administrative charge                                 26            13            36            33            87
  Contract terminations                                  1            --             3            --             1
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      242           121           334           308           801
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                199,712       101,535       237,883       258,135       668,261
Net assets applicable to contracts in payment
period                                                   1            --            --            --            --
Net assets applicable to seed money                     --            --            --            --           317
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $199,713      $101,535      $237,883      $258,135      $668,578
====================================================================================================================
(1) Investment shares                               25,121        11,538        27,343        11,088        28,918
(2) Investments, at cost                          $224,393      $110,167      $246,049      $285,871      $718,336
--------------------------------------------------------------------------------------------------------------------





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
DEC. 31, 2007 (CONTINUED)                           CL IA         CL IB         CL IA         CL IB          BAL

ASSETS
Investments, at value(1),(2)                      $122,525      $143,359       $73,866      $489,186      $763,605
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --            --
Receivable for share redemptions                       146           176            88           592            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                       122,671       143,535        73,954       489,778       763,605
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                       130           156            79           528           814
  Administrative charge                                 16            19             9            63            98
  Contract terminations                                 --             1            --             1         9,771
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      146           176            88           592        10,683
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                122,513       143,359        73,866       489,186       752,922
Net assets applicable to contracts in payment
period                                                  12            --            --            --            --
Net assets applicable to seed money                     --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $122,525      $143,359       $73,866      $489,186      $752,922
====================================================================================================================
(1) Investment shares                               16,424        19,399         3,428        15,417        50,599
(2) Investments, at cost                          $154,719      $166,595       $87,219      $658,611      $817,537
--------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.



--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                                ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        THDL VP       RVS VP        RVS VP
DEC. 31, 2007 (CONTINUED)                         CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ    MID CAP GRO

ASSETS
Investments, at value(1),(2)                     $1,229,622    $5,954,057      $89,114      $873,721      $148,266
Dividends receivable                                    451         1,665           --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       295        28,079           --         2,132            --
Receivable for share redemptions                         --            --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                      1,230,368     5,983,801       89,114       875,853       148,266
====================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
  Mortality and expense risk fee                      1,175         5,940           96           901           157
  Administrative charge                                 145           749           11           111            19
  Contract terminations                                 164         4,905            1             2             1
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,484        11,594          108         1,014           177
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                               1,219,626     5,966,129       88,007       873,927       147,434
Net assets applicable to contracts in payment
period                                                   --            --           --            --            --
Net assets applicable to seed money                   9,258         6,078          999           912           655
--------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,228,884    $5,972,207      $89,006      $874,839      $148,089
====================================================================================================================
(1) Investment shares                             1,230,327       566,859        6,057        34,575        11,538
(2) Investments, at cost                         $1,229,839    $5,923,179      $71,555      $793,895      $141,493
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
YEAR ENDED DEC. 31, 2007                            SER I         SER I         CL I          CL I        BAL, INST


INVESTMENT INCOME
Dividend income                                   $  9,518       $   597      $  4,590      $  2,388      $ 56,553
Variable account expenses                           12,817         2,246         3,362         1,992        33,126
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (3,299)       (1,649)        1,228           396        23,427
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              198,145        61,347       110,318        34,624       750,635
  Cost of investments sold                         172,025        39,289        87,332        28,737       629,740
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         26,120        22,058        22,986         5,887       120,895
Distributions from capital gains                        --            --            --        12,381            --
Net change in unrealized appreciation or
depreciation of investments                         37,698           349       (24,578)      (26,041)       61,106
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      63,818        22,407        (1,592)       (7,773)      182,001
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         $ 60,519       $20,758      $   (364)     $ (7,377)     $205,428
====================================================================================================================





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN
                                                 WORLD GRO,       OPCAP         OPCAP         OPCAP       OPPEN CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                INST           EQ          MANAGED       SM CAP        APPR VA


INVESTMENT INCOME
Dividend income                                   $  3,546      $    560      $ 10,005      $     --      $  1,418
Variable account expenses                            6,906         1,318         6,711         2,516         8,657
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (3,360)         (758)        3,294        (2,516)       (7,239)
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              110,822        50,724       256,434        64,775       179,472
  Cost of investments sold                         114,405        43,462       259,886        54,283       153,851
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         (3,583)        7,262        (3,452)       10,492        25,621
Distributions from capital gains                        --        14,335        33,740        40,040            --
Net change in unrealized appreciation or
depreciation of investments                         46,456       (16,913)      (26,082)      (46,909)       55,972
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      42,873         4,684         4,206         3,623        81,593
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         $ 39,513      $  3,926      $  7,500      $  1,107      $ 74,354
====================================================================================================================



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                                ANNUAL REPORT  5

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 VA           CL IA         CL IB         CL IA         CL IB

INVESTMENT INCOME
Dividend income                                   $ 19,266       $ 5,445      $ 19,534      $  5,354      $  13,601
Variable account expenses                            3,523         1,503         5,062         4,474         13,384
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     15,743         3,942        14,472           880            217
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                               85,050        15,479       194,489        81,504        425,016
  Cost of investments sold                          93,558        16,952       203,849        82,163        414,618
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         (8,508)       (1,473)       (9,360)         (659)        10,398
Distributions from capital gains                        --            --            --        51,226        156,292
Net change in unrealized appreciation or
depreciation of investments                         (9,711)          371         3,949       (70,699)      (218,690)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (18,219)       (1,102)       (5,411)      (20,132)       (52,000)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         $ (2,476)      $ 2,840      $  9,061      $(19,252)     $ (51,783)
====================================================================================================================





                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL IA         CL IB         CL IA         CL IB          BAL

INVESTMENT INCOME
Dividend income                                    $10,923       $14,166       $   138      $     --      $ 24,240
Variable account expenses                            1,903         2,394         1,166         8,005        12,144
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      9,020        11,772        (1,028)       (8,005)       12,096
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                               23,690        53,485        23,197       154,763       228,999
  Cost of investments sold                          29,559        61,799        27,721       211,274       238,169
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         (5,869)       (8,314)       (4,524)      (56,511)       (9,170)
Distributions from capital gains                        --            --            --            --        19,244
Net change in unrealized appreciation or
depreciation of investments                           (445)         (535)        9,613        88,029       (17,272)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (6,314)       (8,849)        5,089        31,518        (7,198)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          $ 2,706       $ 2,923       $ 4,061      $ 23,513      $  4,898
====================================================================================================================


See accompanying notes to financial statements.



--------------------------------------------------------------------------------
6 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        THDL VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ    MID CAP GRO

INVESTMENT INCOME
Dividend income                                  $   49,145    $  226,276      $   990      $ 12,836       $    95
Variable account expenses                            13,924        63,543        1,467        13,333         2,397
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      35,221       162,733         (477)         (497)       (2,302)
====================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             1,250,015     1,383,849       56,579       261,632        69,643
  Cost of investments sold                        1,250,020     1,395,701       46,407       234,264        68,189
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                              (5)      (11,852)      10,172        27,368         1,454
Distributions from capital gains                         --            --           --         5,768         1,718
Net change in unrealized appreciation or
depreciation of investments                            (218)       30,678        2,163       (10,698)       19,661
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (223)       18,826       12,335        22,438        22,833
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $   34,998    $  181,559      $11,858      $ 21,941       $20,531
====================================================================================================================





See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                                ANNUAL REPORT  7

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
YEAR ENDED DEC. 31, 2007                            SER I         SER I         CL I          CL I        BAL, INST
See accompanying notes to financial
statements.



OPERATIONS
Investment income (loss) -- net                   $  (3,299)    $ (1,649)     $   1,228     $    396     $   23,427
Net realized gain (loss) on sales of
investments                                          26,120       22,058         22,986        5,887        120,895
Distributions from capital gains                         --           --             --       12,381             --
Net change in unrealized appreciation or
depreciation of investments                          37,698          349        (24,578)     (26,041)        61,106
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            60,519       20,758           (364)      (7,377)       205,428
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                            5,676        3,094          2,808          180         12,354
Net transfers(1)                                     (3,265)       4,827         (1,251)        (269)      (155,063)
Adjustments to net assets allocated to
contracts in payment period                              --           --             --           83             --
Contract terminations:
  Surrender benefits and contract charges          (175,156)     (54,416)      (100,810)     (29,238)      (539,842)
  Death benefits                                     (1,589)        (812)          (934)        (629)       (18,398)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (174,334)     (47,307)      (100,187)     (29,873)      (700,949)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     919,853      169,910        261,530      153,654      2,498,811
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 806,038     $143,361      $ 160,979     $116,404     $2,003,290
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              718,870      102,842        190,350       81,369      1,481,708
Contract purchase payments                            4,144        1,667          1,886           94          6,800
Net transfers(1)                                     (2,550)       2,802           (468)         (13)       (84,865)
Contract terminations:
  Surrender benefits and contract charges          (128,541)     (30,130)       (71,994)     (15,160)      (304,080)
  Death benefits                                     (1,163)        (442)          (655)        (320)        (9,973)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    590,760       76,739        119,119       65,970      1,089,590
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN
                                                 WORLD GRO,       OPCAP         OPCAP         OPCAP       OPPEN CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                INST           EQ          MANAGED       SM CAP        APPR VA

OPERATIONS
Investment income (loss) -- net                   $ (3,360)     $   (758)     $   3,294     $ (2,516)     $  (7,239)
Net realized gain (loss) on sales of
investments                                         (3,583)        7,262         (3,452)      10,492         25,621
Distributions from capital gains                        --        14,335         33,740       40,040             --
Net change in unrealized appreciation or
depreciation of investments                         46,456       (16,913)       (26,082)     (46,909)        55,972
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           39,513         3,926          7,500        1,107         74,354
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           1,745           180            150        3,974          1,712
Net transfers(1)                                        96       (11,691)           174        3,244        (18,342)
Adjustments to net assets allocated to
contracts in payment period                             --            --             --           --             --
Contract terminations:
  Surrender benefits and contract charges          (94,899)      (34,859)      (244,129)     (58,828)      (136,874)
  Death benefits                                    (5,835)         (632)          (574)        (665)        (6,171)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (98,893)      (47,002)      (244,379)     (52,275)      (159,675)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    482,834       112,717        581,395      198,786        610,864
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $423,454      $ 69,641      $ 344,516     $147,618      $ 525,543
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             368,585        83,806        420,917       86,881        418,132
Contract purchase payments                           1,200           131            107        1,729          1,086
Net transfers(1)                                       (90)       (8,255)            48        1,281        (11,130)
Contract terminations:
  Surrender benefits and contract charges          (66,889)      (24,797)      (175,062)     (24,661)       (84,891)
  Death benefits                                    (4,008)         (446)          (401)        (277)        (3,692)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   298,798        50,439        245,609       64,953        319,505
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                                ANNUAL REPORT  9

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 VA           CL IA         CL IB         CL IA         CL IB

OPERATIONS
Investment income (loss) -- net                   $ 15,743      $  3,942      $  14,472     $    880     $      217
Net realized gain (loss) on sales of
investments                                         (8,508)       (1,473)        (9,360)        (659)        10,398
Distributions from capital gains                        --            --             --       51,226        156,292
Net change in unrealized appreciation or
depreciation of investments                         (9,711)          371          3,949      (70,699)      (218,690)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           (2,476)        2,840          9,061      (19,252)       (51,783)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                             811            --          1,139           --            672
Net transfers(1)                                     1,719           129            820          261        (46,055)
Adjustments to net assets allocated to
contracts in payment period                             --            --             --           --             --
Contract terminations:
  Surrender benefits and contract charges          (73,459)      (13,996)      (172,790)     (77,015)      (310,716)
  Death benefits                                    (1,608)           --         (3,402)          --        (46,174)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (72,537)      (13,867)      (174,233)     (76,754)      (402,273)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    274,726       112,562        403,055      354,141      1,122,634
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $199,713      $101,535      $ 237,883     $258,135     $  668,578
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             194,822        78,399        275,312      224,003        804,183
Contract purchase payments                             563            --            772           --            415
Net transfers(1)                                     1,112            15            447           (9)       (35,993)
Contract terminations:
  Surrender benefits and contract charges          (51,648)       (9,643)      (116,028)     (48,336)      (226,768)
  Death benefits                                    (1,132)           --         (2,298)          --        (27,236)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   143,717        68,771        158,205      175,658        514,601
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL IA         CL IB         CL IA         CL IB          BAL

OPERATIONS
Investment income (loss) -- net                   $  9,020      $ 11,772      $ (1,028)     $  (8,005)    $  12,096
Net realized gain (loss) on sales of
investments                                         (5,869)       (8,314)       (4,524)       (56,511)       (9,170)
Distributions from capital gains                        --            --            --             --        19,244
Net change in unrealized appreciation or
depreciation of investments                           (445)         (535)        9,613         88,029       (17,272)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            2,706         2,923         4,061         23,513         4,898
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              --           330            --          1,018           420
Net transfers(1)                                        37           282            54        (42,434)         (518)
Adjustments to net assets allocated to
contracts in payment period                             --            --            --             --            --
Contract terminations:
  Surrender benefits and contract charges          (21,780)      (41,119)      (22,130)       (95,348)     (219,461)
  Death benefits                                        --        (3,383)           --         (2,385)         (588)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (21,743)      (43,890)      (22,076)      (139,149)     (220,147)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    141,562       184,326        91,881        604,822       968,171
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $122,525      $143,359      $ 73,866      $ 489,186     $ 752,922
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             103,810       125,149        73,881        527,872       737,335
Contract purchase payments                              --           218            --            882           316
Net transfers(1)                                        (5)          128           (30)       (36,323)           (3)
Contract terminations:
  Surrender benefits and contract charges          (15,627)      (27,247)      (17,085)       (80,222)     (165,328)
  Death benefits                                        --        (2,260)           --         (2,009)         (435)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    88,178        95,988        56,766        410,200       571,885
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        THDL VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ    MID CAP GRO

OPERATIONS
Investment income (loss) -- net                  $   35,221    $  162,733     $   (477)    $     (497)    $ (2,302)
Net realized gain (loss) on sales of
investments                                              (5)      (11,852)      10,172         27,368        1,454
Distributions from capital gains                         --            --           --          5,768        1,718
Net change in unrealized appreciation or
depreciation of investments                            (218)       30,678        2,163        (10,698)      19,661
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            34,998       181,559       11,858         21,941       20,531
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                          443,832     2,619,364        2,561          2,048        1,884
Net transfers(1)                                  1,063,472       108,310      (11,828)       (87,528)      (1,685)
Adjustments to net assets allocated to
contracts in payment period                              --            --           --             --           --
Contract terminations:
  Surrender benefits and contract charges          (985,207)     (189,336)     (37,660)       (99,762)     (50,726)
  Death benefits                                     (2,313)       (5,239)        (740)       (20,238)        (602)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      519,784     2,533,099      (47,667)      (205,480)     (51,129)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     674,102     3,257,549      124,815      1,058,378      178,687
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,228,884    $5,972,207     $ 89,006     $  874,839     $148,089
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              626,399     2,953,080       92,109        867,396      186,272
Contract purchase payments                          417,873     2,418,592        1,259            971        1,777
Net transfers(1)                                  1,006,906       102,446       (8,087)       (67,844)      (1,493)
Contract terminations:
  Surrender benefits and contract charges          (921,857)     (159,873)     (25,909)       (78,823)     (48,497)
  Death benefits                                     (2,060)       (4,461)        (510)       (16,294)        (569)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,127,261     5,309,784       58,862        705,406      137,490
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
YEAR ENDED DEC. 31, 2006                            SER I         SER I         CL I          CL I        BAL, INST

OPERATIONS
Investment income (loss) -- net                   $  (6,832)    $ (1,009)     $  1,312      $    282     $   17,610
Net realized gain (loss) on sales of
investments                                          (2,101)      16,355         9,881        15,614         71,706
Distributions from capital gains                         --           --            --        19,211             --
Net change in unrealized appreciation or
depreciation of investments                         116,688       28,279        28,026        (7,019)       148,932
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           107,755       43,625        39,219        28,088        238,248
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              398          391         2,899           353          5,201
Net transfers(1)                                    424,208       (2,861)        7,969        (1,668)       (39,934)
Contract terminations:
  Surrender benefits and contract charges          (185,988)     (65,532)      (70,529)      (90,733)      (666,960)
  Death benefits                                    (26,783)      (6,718)       (2,427)       (1,651)      (235,943)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      211,835      (74,720)      (62,088)      (93,699)      (937,636)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     600,263      201,005       284,399       219,265      3,198,199
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 919,853     $169,910      $261,530      $153,654     $2,498,811
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              539,877      153,860       239,105       135,908      2,070,527
Contract purchase payments                              342          279         2,371           212          3,287
Net transfers(1)                                    357,695       (2,050)        6,455          (969)       (23,946)
Contract terminations:
  Surrender benefits and contract charges          (156,537)     (44,578)      (55,801)      (52,900)      (419,221)
  Death benefits                                    (22,507)      (4,669)       (1,780)         (882)      (148,939)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    718,870      102,842       190,350        81,369      1,481,708
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 JANUS ASPEN
                                                 WORLD GRO,       OPCAP         OPCAP         OPCAP       OPPEN CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INST           EQ          MANAGED       SM CAP        APPR VA

OPERATIONS
Investment income (loss) -- net                   $   1,384     $ (1,257)     $   3,343     $ (2,946)     $  (6,769)
Net realized gain (loss) on sales of
investments                                         (35,605)       6,002         (7,826)      13,470         (2,881)
Distributions from capital gains                         --        7,730         79,393       11,764             --
Net change in unrealized appreciation or
depreciation of investments                         106,788        4,128        (25,572)      20,755         46,844
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            72,567       16,603         49,338       43,043         37,194
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              956          360            286        1,371          1,282
Net transfers(1)                                     (4,129)      10,581        (16,863)       8,712         15,362
Contract terminations:
  Surrender benefits and contract charges           (97,916)     (43,757)      (205,160)     (55,129)      (134,730)
  Death benefits                                    (14,613)      (1,646)       (30,026)      (6,008)       (27,376)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (115,702)     (34,462)      (251,763)     (51,054)      (145,462)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     525,969      130,576        783,820      206,797        719,132
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 482,834     $112,717      $ 581,395     $198,786      $ 610,864
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              468,153      110,356        613,520      110,548        523,924
Contract purchase payments                              806          294            218          637            909
Net transfers(1)                                     (4,068)       8,734        (13,618)       4,246         10,540
Contract terminations:
  Surrender benefits and contract charges           (83,926)     (34,357)      (156,254)     (25,594)       (97,871)
  Death benefits                                    (12,380)      (1,221)       (22,949)      (2,956)       (19,370)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    368,585       83,806        420,917       86,881        418,132
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 VA           CL IA         CL IB         CL IA         CL IB

OPERATIONS
Investment income (loss) -- net                   $ 19,481      $  6,786      $  21,761     $  12,449    $    3,200
Net realized gain (loss) on sales of
investments                                         (8,732)       (6,572)        (7,211)        7,311        22,651
Distributions from capital gains                        --            --             --            --        31,092
Net change in unrealized appreciation or
depreciation of investments                         12,237         5,846          6,929        31,773        96,597
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           22,986         6,060         21,479        51,533       153,540
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                             582            --          1,208            --         1,288
Net transfers(1)                                     2,338            42          3,738       (14,839)       58,839
Contract terminations:
  Surrender benefits and contract charges          (65,283)      (53,965)      (114,472)     (155,546)     (290,651)
  Death benefits                                    (8,349)           --         (9,236)       (9,406)      (96,817)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (70,712)      (53,923)      (118,762)     (179,791)     (327,341)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    322,452       160,425        500,338       482,399     1,296,435
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $274,726      $112,562      $ 403,055     $ 354,141    $1,122,634
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             246,725       117,428        358,206       349,525     1,069,814
Contract purchase payments                             438            --            862            --         1,061
Net transfers(1)                                     1,751            30          2,662       (10,844)       46,233
Contract terminations:
  Surrender benefits and contract charges          (47,961)      (39,059)       (80,115)     (108,103)     (234,053)
  Death benefits                                    (6,131)           --         (6,303)       (6,575)      (78,872)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   194,822        78,399        275,312       224,003       804,183
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IA         CL IB         CL IA         CL IB          BAL

OPERATIONS
Investment income (loss) -- net                   $ 13,703      $ 16,036      $ (1,324)     $  (9,212)   $   11,811
Net realized gain (loss) on sales of
investments                                        (28,940)      (16,207)      (19,529)      (140,762)      (33,008)
Distributions from capital gains                        --            --            --             --        53,137
Net change in unrealized appreciation or
depreciation of investments                         29,565        18,955        28,448        166,278        98,038
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           14,328        18,784         7,595         16,304       129,978
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              --           585            --           (533)        1,180
Net transfers(1)                                         6         2,158          (129)       (14,200)     (169,033)
Contract terminations:
  Surrender benefits and contract charges          (81,675)      (81,128)      (55,347)      (173,912)     (345,478)
  Death benefits                                    (3,367)       (8,443)       (3,165)       (60,715)      (10,070)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (85,036)      (86,828)      (58,641)      (249,360)     (523,401)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    212,270       252,370       142,927        837,878     1,361,594
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $141,562      $184,326      $ 91,881      $ 604,822    $  968,171
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             169,770       186,731       123,283        760,197     1,169,645
Contract purchase payments                              --           426            --           (472)          987
Net transfers(1)                                         4         1,567           (87)       (12,318)     (140,952)
Contract terminations:
  Surrender benefits and contract charges          (63,403)      (57,644)      (46,658)      (161,751)     (284,136)
  Death benefits                                    (2,561)       (5,931)       (2,657)       (57,784)       (8,209)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   103,810       125,149        73,881        527,872       737,335
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP        THDL VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ    MID CAP GRO

OPERATIONS
Investment income (loss) -- net                   $  23,959    $   61,125     $    578     $   (1,962)    $ (1,780)
Net realized gain (loss) on sales of
investments                                              --        (5,959)       3,533        (19,942)      (2,869)
Distributions from capital gains                         --            --           --             --        6,980
Net change in unrealized appreciation or
depreciation of investments                               1        25,581       25,504        151,686      (12,914)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            23,960        80,747       29,615        129,782      (10,583)
====================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           27,772     1,788,827          607         12,683          225
Net transfers(1)                                     21,991       183,967        5,025        121,995      243,759
Contract terminations:
  Surrender benefits and contract charges          (293,542)     (198,882)     (59,403)      (146,061)     (53,611)
  Death benefits                                     (9,006)      (19,154)      (1,883)       (16,966)      (1,444)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (252,785)    1,754,758      (55,654)       (28,349)     188,929
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     902,927     1,422,044      150,854        956,945          341
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 674,102    $3,257,549     $124,815     $1,058,378     $178,687
====================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              872,068     1,274,667      136,819        892,051           --
Contract purchase payments                           23,450     1,679,911          323         10,817           --
Net transfers(1)                                     21,287       174,710        4,295        109,474      244,050
Contract terminations:
  Surrender benefits and contract charges          (282,010)     (160,464)     (47,911)      (129,831)     (56,287)
  Death benefits                                     (8,396)      (15,744)      (1,417)       (15,115)      (1,491)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    626,399     2,953,080       92,109        867,396      186,272
====================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of RiverSource Life Insurance Co. of New York (RiverSource Life of NY) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for RiverSource(R) Personal Portfolio Plus(2) Variable Annuity and RiverSource(R) Personal Portfolio Variable Annuity contracts issued by RiverSource Life of NY.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Intl Gro, Ser I             AIM V.I. International Growth Fund, Series I Shares
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Val, Cl I                    American Century VP Value, Class I
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional
                                   Shares
Janus Aspen World Gro, Inst        Janus Aspen Series Worldwide Growth Portfolio:
                                   Institutional Shares
OpCap Eq                           OpCap Equity Portfolio
OpCap Managed                      OpCap Managed Portfolio
OpCap Sm Cap                       OpCap Small Cap Portfolio
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                         RVST RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource(R) Variable Portfolio - Cash Management
                                   Fund
RVS VP Div Bond                    RVST RiverSource(R) Variable Portfolio - Diversified Bond
                                   Fund
THDL VP Intl Opp                   RVST Threadneedle(R) Variable Portfolio - International
                                   Opportunity Fund
                                     (previously RiverSource(R) Variable Portfolio -
                                   International Opportunity Fund)
RVS VP Lg Cap Eq                   RVST RiverSource(R) Variable Portfolio - Large Cap Equity
                                   Fund
RVS VP Mid Cap Gro                 RVST RiverSource(R) Variable Portfolio - Mid Cap Growth
                                   Fund
---------------------------------------------------------------------------------------------


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity

--------------------------------------------------------------------------------
18 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 per year. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product's prospectus. Charges by RiverSource Life of NY for withdrawals are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource Variable Series Trust (RVST) (previously RiverSource(R) Variable Portfolio Funds) funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.530% to 0.350%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.330% to 0.150%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.480% to 0.290%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.800% to 0.570%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.700% to 0.475%
--------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RVST RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund


--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  19

RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund

RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

The following RVST funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.070% to 0.040%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.060% to 0.030%
--------------------------------------------------------------------------------------------


The RVST funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2007 were as follows:

SUBACCOUNT                                FUND                                                        PURCHASES
---------------------------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser I                     AIM V.I. Core Equity Fund, Series I Shares                 $   20,511
AIM VI Intl Gro, Ser I                    AIM V.I. International Growth Fund, Series I Shares            12,391
AC VP Inc & Gro, Cl I                     American Century VP Income & Growth, Class I                   11,359
AC VP Val, Cl I                           American Century VP Value, Class I                             17,529
                                          Janus Aspen Series Balanced Portfolio: Institutional
Janus Aspen Bal, Inst                     Shares                                                         73,113
                                          Janus Aspen Series Worldwide Growth Portfolio:
Janus Aspen World Gro, Inst               Institutional Shares                                            8,569
OpCap Eq                                  OpCap Equity Portfolio                                         17,299
OpCap Managed                             OpCap Managed Portfolio                                        49,089
OpCap Sm Cap                              OpCap Small Cap Portfolio                                      50,024
Oppen Cap Appr VA                         Oppenheimer Capital Appreciation Fund/VA                       12,558
Oppen Hi Inc VA                           Oppenheimer High Income Fund/VA                                28,256
Put VT Div Inc, Cl IA                     Putnam VT Diversified Income Fund - Class IA Shares             5,554
Put VT Div Inc, Cl IB                     Putnam VT Diversified Income Fund - Class IB Shares            34,728
Put VT Gro & Inc, Cl IA                   Putnam VT Growth and Income Fund - Class IA Shares             56,856
Put VT Gro & Inc, Cl IB                   Putnam VT Growth and Income Fund - Class IB Shares            179,252
Put VT Hi Yield, Cl IA                    Putnam VT High Yield Fund - Class IA Shares                    10,967
Put VT Hi Yield, Cl IB                    Putnam VT High Yield Fund - Class IB Shares                    21,367
Put VT New Opp, Cl IA                     Putnam VT New Opportunities Fund - Class IA Shares                 92
Put VT Voyager, Cl IB                     Putnam VT Voyager Fund - Class IB Shares                        7,609
                                          RVST RiverSource(R) Variable Portfolio - Balanced
RVS VP Bal                                Fund                                                           49,794
                                          RVST RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                          Management Fund                                             1,807,439
                                          RVST RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Bond                           Bond Fund                                                   4,070,722
                                          RVST Threadneedle(R) Variable
THDL VP Intl Opp                          Portfolio - International Opportunity Fund                      8,401
                                          RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                          Equity Fund                                                    59,131
                                          RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro                        Growth Fund                                                    17,905
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
20 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2007:

                                                   AIM VI        AIM VI         AC VP         AC VP
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,       JANUS ASPEN
                                                    SER I         SER I         CL I          CL I        BAL, INST
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $  --
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --            --
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.30%                                                  --            --            --            --            --
1.35%                                                  --            --            --            --            --
1.40%                                                1.36          1.87          1.35          1.76          1.84
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------




                                                 JANUS ASPEN
                                                 WORLD GRO,       OPCAP         OPCAP         OPCAP       OPPEN CAP
                                                    INST           EQ          MANAGED       SM CAP        APPR VA
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $  --
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --            --
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.30%                                                  --            --            --            --            --
1.35%                                                  --            --            --            --            --
1.40%                                                1.41          1.38          1.40          2.27          1.64
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------




                                                                               PUT VT        PUT VT        PUT VT
                                                  OPPEN HI     PUT VT DIV     DIV INC,     GRO & INC,    GRO & INC,
                                                   INC VA      INC, CI IA       CL IB         CL IA         CL IB
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $1.64
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --          1.63
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --          1.62
1.30%                                                  --            --            --            --          1.62
1.35%                                                  --            --            --            --          1.61
1.40%                                                1.39          1.48          1.50          1.47          1.26
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --          1.60
1.65%                                                  --            --            --            --          1.59
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  21

                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
                                                    CL IA         CL IB         CL IA         CL IB          BAL
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $  --         $  --         $  --         $  --         $  --
1.05%                                                  --            --            --            --            --
1.10%                                                  --            --            --            --            --
1.15%                                                  --            --            --            --            --
1.20%                                                  --            --            --            --            --
1.25%                                                  --            --            --            --            --
1.30%                                                  --            --            --            --            --
1.35%                                                  --            --            --            --            --
1.40%                                                1.39          1.49          1.30          1.19          1.32
1.50%                                                  --            --            --            --            --
1.55%                                                  --            --            --            --            --
1.65%                                                  --            --            --            --            --
1.70%                                                  --            --            --            --            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------




                                                   RVS VP        RVS VP        THDL VP       RVS VP        RVS VP
                                                  CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ    MID CAP GRO
PRICE LEVEL                                     ------------  ------------  ------------  ------------  ------------
1.00%                                               $1.08         $1.14         $  --         $1.10         $  --
1.05%                                                1.06          1.09          1.32          1.16          1.18
1.10%                                                1.08          1.14            --          1.10            --
1.15%                                                1.09          1.09          1.63          1.25          1.26
1.20%                                                1.05          1.09          1.31          1.16          1.18
1.25%                                                1.07          1.12          1.31          1.10          1.18
1.30%                                                1.07          1.12          1.62          1.25          1.25
1.35%                                                1.06          1.12          1.62          1.25          1.25
1.40%                                                1.14          1.28          1.50          1.23          1.07
1.50%                                                1.07          1.08          1.61          1.24          1.24
1.55%                                                1.05          1.11          1.61          1.24          1.24
1.65%                                                1.05          1.10            --          1.09            --
1.70%                                                1.07          1.07          1.60          1.23          1.24
1.80%                                                1.00          1.01          1.00          0.95            --
1.90%                                                1.00          1.01          1.00          0.95            --
2.00%                                                1.00          1.01          1.00          0.95            --
--------------------------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2007:

                                                   AIM VI        AIM VI         AC VP         AC VP         JANUS
                                                  CORE EQ,      INTL GRO,    INC & GRO,       VAL,          ASPEN
PRICE LEVEL                                         SER I         SER I         CL I          CL I        BAL, INST
                                                --------------------------------------------------------------------
1.00%                                                   --           --             --           --              --
1.05%                                                   --           --             --           --              --
1.10%                                                   --           --             --           --              --
1.15%                                                   --           --             --           --              --
1.20%                                                   --           --             --           --              --
1.25%                                                   --           --             --           --              --
1.30%                                                   --           --             --           --              --
1.35%                                                   --           --             --           --              --
1.40%                                              590,760       76,739        119,119       65,970       1,089,590
1.50%                                                   --           --             --           --              --
1.55%                                                   --           --             --           --              --
1.65%                                                   --           --             --           --              --
1.70%                                                   --           --             --           --              --
1.80%                                                   --           --             --           --              --
1.90%                                                   --           --             --           --              --
2.00%                                                   --           --             --           --              --
--------------------------------------------------------------------------------------------------------------------
Total                                              590,760       76,739        119,119       65,970       1,089,590
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
22 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

                                                 JANUS ASPEN
                                                 WORLD GRO,       OPCAP         OPCAP         OPCAP       OPPEN CAP
PRICE LEVEL                                         INST           EQ          MANAGED       SM CAP        APPR VA
                                                --------------------------------------------------------------------
1.00%                                                   --           --             --           --             --
1.05%                                                   --           --             --           --             --
1.10%                                                   --           --             --           --             --
1.15%                                                   --           --             --           --             --
1.20%                                                   --           --             --           --             --
1.25%                                                   --           --             --           --             --
1.30%                                                   --           --             --           --             --
1.35%                                                   --           --             --           --             --
1.40%                                              298,798       50,439        245,609       64,953        319,505
1.50%                                                   --           --             --           --             --
1.55%                                                   --           --             --           --             --
1.65%                                                   --           --             --           --             --
1.70%                                                   --           --             --           --             --
1.80%                                                   --           --             --           --             --
1.90%                                                   --           --             --           --             --
2.00%                                                   --           --             --           --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              298,798       50,439        245,609       64,953        319,505
--------------------------------------------------------------------------------------------------------------------




                                                    OPPEN        PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
PRICE LEVEL                                          VA           CL IA         CL IB         CL IA         CL IB
                                                --------------------------------------------------------------------
1.00%                                                   --           --             --            --        11,067
1.05%                                                   --           --             --            --            --
1.10%                                                   --           --             --            --            --
1.15%                                                   --           --             --            --            --
1.20%                                                   --           --             --            --            --
1.25%                                                   --           --             --            --        21,173
1.30%                                                   --           --             --            --            --
1.35%                                                   --           --             --            --        16,844
1.40%                                              143,717       68,771        158,205       175,658       458,185
1.50%                                                   --           --             --            --            --
1.55%                                                   --           --             --            --         7,332
1.65%                                                   --           --             --            --            --
1.70%                                                   --           --             --            --            --
1.80%                                                   --           --             --            --            --
1.90%                                                   --           --             --            --            --
2.00%                                                   --           --             --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              143,717       68,771        158,205       175,658       514,601
--------------------------------------------------------------------------------------------------------------------




                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
PRICE LEVEL                                         CL IA         CL IB         CL IA         CL IB          BAL
                                                --------------------------------------------------------------------
1.00%                                                  --            --            --             --            --
1.05%                                                  --            --            --             --            --
1.10%                                                  --            --            --             --            --
1.15%                                                  --            --            --             --            --
1.20%                                                  --            --            --             --            --
1.25%                                                  --            --            --             --            --
1.30%                                                  --            --            --             --            --
1.35%                                                  --            --            --             --            --
1.40%                                              88,178        95,988        56,766        410,200       571,885
1.50%                                                  --            --            --             --            --
1.55%                                                  --            --            --             --            --
1.65%                                                  --            --            --             --            --
1.70%                                                  --            --            --             --            --
1.80%                                                  --            --            --             --            --
1.90%                                                  --            --            --             --            --
2.00%                                                  --            --            --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              88,178        95,988        56,766        410,200       571,885
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  23

                                                   RVS VP        RVS VP        THDL VP       RVS VP        RVS VP
PRICE LEVEL                                       CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ    MID CAP GRO
                                                --------------------------------------------------------------------
1.00%                                               110,786         8,153          --             --            --
1.05%                                                90,878       653,581          --             --            --
1.10%                                                46,971       206,615          --             --            --
1.15%                                                15,834       116,715          --         82,620            --
1.20%                                                28,518       668,184          --             --            --
1.25%                                                 1,023       401,819          --             --            --
1.30%                                                19,922        97,909          --         51,993            --
1.35%                                               188,258     1,012,951          --        242,481            --
1.40%                                               224,485       761,159      58,862        231,376       137,490
1.50%                                               304,854       590,742          --         85,192            --
1.55%                                                 4,580       258,785          --          8,004            --
1.65%                                                81,404        44,309          --          2,574            --
1.70%                                                 3,221       474,519          --          1,166            --
1.80%                                                    --            --          --             --            --
1.90%                                                 6,527        14,343          --             --            --
2.00%                                                    --            --          --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             1,127,261     5,309,784      58,862        705,406       137,490
--------------------------------------------------------------------------------------------------------------------



The following is a summary of net assets at Dec. 31, 2007:

                                                   AIM VI        AIM VI         AC VP
                                                  CORE EQ,      INTL GRO,    INC & GRO,    AC VP VAL,    JANUS ASPEN
PRICE LEVEL                                         SER I         SER I         CL I          CL I        BAL, INST
                                                --------------------------------------------------------------------
1.00%                                             $     --      $     --      $     --      $     --     $       --
1.05%                                                   --            --            --            --             --
1.10%                                                   --            --            --            --             --
1.15%                                                   --            --            --            --             --
1.20%                                                   --            --            --            --             --
1.25%                                                   --            --            --            --             --
1.30%                                                   --            --            --            --             --
1.35%                                                   --            --            --            --             --
1.40%                                              806,038       143,361       160,979       116,404      2,003,290
1.50%                                                   --            --            --            --             --
1.55%                                                   --            --            --            --             --
1.65%                                                   --            --            --            --             --
1.70%                                                   --            --            --            --             --
1.80%                                                   --            --            --            --             --
1.90%                                                   --            --            --            --             --
2.00%                                                   --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total                                             $806,038      $143,361      $160,979      $116,404     $2,003,290
--------------------------------------------------------------------------------------------------------------------




                                                 JANUS ASPEN
                                                 WORLD GRO,       OPCAP         OPCAP         OPCAP       OPPEN CAP
PRICE LEVEL                                         INST           EQ          MANAGED       SM CAP        APPR VA
                                                --------------------------------------------------------------------
1.00%                                             $     --       $    --      $     --      $     --      $     --
1.05%                                                   --            --            --            --            --
1.10%                                                   --            --            --            --            --
1.15%                                                   --            --            --            --            --
1.20%                                                   --            --            --            --            --
1.25%                                                   --            --            --            --            --
1.30%                                                   --            --            --            --            --
1.35%                                                   --            --            --            --            --
1.40%                                              423,454        69,641       344,516       147,618       525,543
1.50%                                                   --            --            --            --            --
1.55%                                                   --            --            --            --            --
1.65%                                                   --            --            --            --            --
1.70%                                                   --            --            --            --            --
1.80%                                                   --            --            --            --            --
1.90%                                                   --            --            --            --            --
2.00%                                                   --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             $423,454       $69,641      $344,516      $147,618      $525,543
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
24 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

                                                    OPEN         PUT VT        PUT VT        PUT VT        PUT VT
                                                   HI INC       DIV INC,      DIV INC,     GRO & INC,    GRO & INC,
PRICE LEVEL                                          VA           CL IA         CL IB         CL IA         CL IB
                                                --------------------------------------------------------------------
1.00%                                             $     --      $     --      $     --      $     --      $ 18,165
1.05%                                                   --            --            --            --            --
1.10%                                                   --            --            --            --            93
1.15%                                                   --            --            --            --            --
1.20%                                                   --            --            --            --            --
1.25%                                                   --            --            --            --        34,340
1.30%                                                   --            --            --            --           113
1.35%                                                   --            --            --            --        27,186
1.40%                                              199,713       101,535       237,883       258,135       576,849
1.50%                                                   --            --            --            --            --
1.55%                                                   --            --            --            --        11,721
1.65%                                                   --            --            --            --           111
1.70%                                                   --            --            --            --            --
1.80%                                                   --            --            --            --            --
1.90%                                                   --            --            --            --            --
2.00%                                                   --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             $199,713      $101,535      $237,883      $258,135      $668,578
--------------------------------------------------------------------------------------------------------------------




                                                   PUT VT        PUT VT        PUT VT        PUT VT
                                                  HI YIELD,     HI YIELD,     NEW OPP,      VOYAGER,       RVS VP
PRICE LEVEL                                         CL IA         CL IB         CL IA         CL IB          BAL
                                                --------------------------------------------------------------------
1.00%                                             $     --      $     --       $    --      $     --      $     --
1.05%                                                   --            --            --            --            --
1.10%                                                   --            --            --            --            --
1.15%                                                   --            --            --            --            --
1.20%                                                   --            --            --            --            --
1.25%                                                   --            --            --            --            --
1.30%                                                   --            --            --            --            --
1.35%                                                   --            --            --            --            --
1.40%                                              122,525       143,359        73,866       489,186       752,922
1.50%                                                   --            --            --            --            --
1.55%                                                   --            --            --            --            --
1.65%                                                   --            --            --            --            --
1.70%                                                   --            --            --            --            --
1.80%                                                   --            --            --            --            --
1.90%                                                   --            --            --            --            --
2.00%                                                   --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             $122,525      $143,359       $73,866      $489,186      $752,922
--------------------------------------------------------------------------------------------------------------------




                                                   RVS VP        RVS VP        THDL VP       RVS VP        RVS VP
PRICE LEVEL                                       CASH MGMT     DIV BOND      INTL OPP      LG CAP EQ    MID CAP GRO
                                                --------------------------------------------------------------------
1.00%                                            $  119,716    $    9,257      $    --      $    111      $     --
1.05%                                                96,053       710,894           98           117            91
1.10%                                                50,548       234,598           --           110            --
1.15%                                                17,191       127,063           82       103,541            64
1.20%                                                30,074       725,051           98           117            91
1.25%                                                 3,251       450,743           98           109            91
1.30%                                                21,230       109,547           82        64,856            64
1.35%                                               200,178     1,131,970           82       301,980            64
1.40%                                               255,924       972,826       88,008       283,797       147,434
1.50%                                               327,479       636,225           81       105,600            64
1.55%                                                 4,826       286,778           81         9,906            63
1.65%                                                85,318        48,766           --         2,811            --
1.70%                                                 4,506       507,901           80         1,436            63
1.80%                                                 2,011         2,027           72           116            --
1.90%                                                 8,569        16,536           72           116            --
2.00%                                                 2,010         2,025           72           116            --
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,228,884    $5,972,207      $89,006      $874,839      $148,089
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  25

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2007 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2007          591   $1.36  to  $1.36     $806          1.04%    1.40%   to  1.40%    6.61%     to   6.61%
2006          719   $1.28  to  $1.28     $920          0.59%    1.40%   to  1.40%   15.09%     to  15.09%
2005          540   $1.11  to  $1.11     $600          1.42%    1.40%   to  1.40%    3.85%     to   3.85%
2004          627   $1.07  to  $1.07     $671          0.89%    1.40%   to  1.40%    7.45%     to   7.45%
2003          775   $1.00  to  $1.00     $772          1.01%    1.40%   to  1.40%   23.46%     to  23.46%
---------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER I
2007           77   $1.87  to  $1.87     $143          0.38%    1.40%   to  1.40%   13.12%     to  13.12%
2006          103   $1.65  to  $1.65     $170          0.88%    1.40%   to  1.40%   26.46%     to  26.46%
2005          154   $1.31  to  $1.31     $201          0.58%    1.40%   to  1.40%   16.29%     to  16.29%
2004          207   $1.12  to  $1.12     $232          0.62%    1.40%   to  1.40%   22.28%     to  22.28%
2003          258   $0.92  to  $0.92     $237          0.57%    1.40%   to  1.40%   27.78%     to  27.78%
---------------------------------------------------------------------------------------------------------------
AC VP INC & GRO, CL I
2007          119   $1.35  to  $1.35     $161          1.92%    1.40%   to  1.40%   (1.46%)    to  (1.46%)
2006          190   $1.37  to  $1.37     $262          1.88%    1.40%   to  1.40%   15.47%     to  15.47%
2005          239   $1.19  to  $1.19     $284          2.09%    1.40%   to  1.40%    3.18%     to   3.18%
2004          256   $1.15  to  $1.15     $295          1.49%    1.40%   to  1.40%   11.42%     to  11.42%
2003          318   $1.03  to  $1.03     $329          1.45%    1.40%   to  1.40%   27.16%     to  27.16%
---------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2007           66   $1.76  to  $1.76     $116          1.67%    1.40%   to  1.40%   (6.46%)    to  (6.46%)
2006           81   $1.89  to  $1.89     $154          1.56%    1.40%   to  1.40%   17.01%     to  17.01%
2005          136   $1.61  to  $1.61     $219          0.90%    1.40%   to  1.40%    3.58%     to   3.58%
2004          144   $1.56  to  $1.56     $225          1.04%    1.40%   to  1.40%   12.74%     to  12.74%
2003          168   $1.38  to  $1.38     $232          1.13%    1.40%   to  1.40%   26.61%     to  26.61%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN BAL, INST
2007        1,090   $1.84  to  $1.84   $2,003          2.40%    1.40%   to  1.40%    8.99%     to   8.99%
2006        1,482   $1.69  to  $1.69   $2,499          2.03%    1.40%   to  1.40%    9.18%     to   9.18%
2005        2,071   $1.54  to  $1.54   $3,198          2.23%    1.40%   to  1.40%    6.45%     to   6.45%
2004        2,464   $1.45  to  $1.45   $3,575          2.16%    1.40%   to  1.40%    7.02%     to   7.02%
2003        2,892   $1.36  to  $1.36   $3,922          2.19%    1.40%   to  1.40%   12.40%     to  12.40%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLD GRO, INST
2007          299   $1.41  to  $1.41     $423          0.72%    1.40%   to  1.40%    8.10%     to   8.10%
2006          369   $1.31  to  $1.31     $483          1.70%    1.40%   to  1.40%   16.57%     to  16.57%
2005          468   $1.12  to  $1.12     $526          1.37%    1.40%   to  1.40%    4.40%     to   4.40%
2004          558   $1.07  to  $1.07     $600          1.00%    1.40%   to  1.40%    3.32%     to   3.32%
2003          636   $1.04  to  $1.04     $662          1.11%    1.40%   to  1.40%   22.35%     to  22.35%
---------------------------------------------------------------------------------------------------------------
OPCAP EQ
2007           50   $1.38  to  $1.38      $70          0.60%    1.40%   to  1.40%    2.65%     to   2.65%
2006           84   $1.35  to  $1.35     $113          0.45%    1.40%   to  1.40%   13.68%     to  13.68%
2005          110   $1.18  to  $1.18     $131          0.43%    1.40%   to  1.40%    5.56%     to   5.56%
2004          118   $1.12  to  $1.12     $132          1.02%    1.40%   to  1.40%   10.37%     to  10.37%
2003          143   $1.02  to  $1.02     $146          1.32%    1.40%   to  1.40%   27.50%     to  27.50%
---------------------------------------------------------------------------------------------------------------
OPCAP MANAGED
2007          246   $1.40  to  $1.40     $345          2.10%    1.40%   to  1.40%    1.51%     to   1.51%
2006          421   $1.38  to  $1.38     $581          1.90%    1.40%   to  1.40%    8.13%     to   8.13%
2005          614   $1.28  to  $1.28     $784          1.27%    1.40%   to  1.40%    3.82%     to   3.82%
2004          736   $1.23  to  $1.23     $906          1.56%    1.40%   to  1.40%    9.23%     to   9.23%
2003          941   $1.13  to  $1.13   $1,060          1.79%    1.40%   to  1.40%   20.21%     to  20.21%
---------------------------------------------------------------------------------------------------------------
OPCAP SM CAP
2007           65   $2.27  to  $2.27     $148             --    1.40%   to  1.40%   (0.83%)    to  (0.83%)
2006           87   $2.29  to  $2.29     $199             --    1.40%   to  1.40%   22.36%     to  22.36%
2005          111   $1.87  to  $1.87     $207             --    1.40%   to  1.40%   (1.33%)    to  (1.33%)
2004          121   $1.90  to  $1.90     $229          0.05%    1.40%   to  1.40%   16.24%     to  16.24%
2003          154   $1.63  to  $1.63     $252          0.05%    1.40%   to  1.40%   40.52%     to  40.52%
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA
2007          320   $1.64  to  $1.64     $526          0.23%    1.40%   to  1.40%   12.55%     to  12.55%
2006          418   $1.46  to  $1.46     $611          0.40%    1.40%   to  1.40%    6.45%     to   6.45%
2005          524   $1.37  to  $1.37     $719          0.96%    1.40%   to  1.40%    3.64%     to   3.64%
2004          586   $1.32  to  $1.32     $776          0.32%    1.40%   to  1.40%    5.45%     to   5.45%
2003          633   $1.26  to  $1.26     $795          0.40%    1.40%   to  1.40%   29.90%     to  29.90%
---------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA
2007          144   $1.39  to  $1.39     $200          7.66%    1.40%   to  1.40%   (1.50%)    to  (1.50%)
2006          195   $1.41  to  $1.41     $275          7.76%    1.40%   to  1.40%    7.91%     to   7.91%
2005          247   $1.31  to  $1.31     $322          6.88%    1.40%   to  1.40%    0.90%     to   0.90%
2004          266   $1.30  to  $1.30     $345          6.20%    1.40%   to  1.40%    7.45%     to   7.45%
2003          280   $1.21  to  $1.21     $337          7.37%    1.40%   to  1.40%   22.22%     to  22.22%
---------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IA
2007           69   $1.48  to  $1.48     $102          5.08%    1.40%   to  1.40%    2.74%     to   2.74%
2006           78   $1.44  to  $1.44     $113          6.62%    1.40%   to  1.40%    5.13%     to   5.13%
2005          117   $1.37  to  $1.37     $160          9.03%    1.40%   to  1.40%    1.85%     to   1.85%
2004          240   $1.34  to  $1.34     $322          9.48%    1.40%   to  1.40%    8.06%     to   8.06%
2003          290   $1.24  to  $1.24     $360          9.51%    1.40%   to  1.40%   18.10%     to  18.10%
---------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IB
2007          158   $1.50  to  $1.50     $238          5.42%    1.40%   to  1.40%    2.68%     to   2.68%
2006          275   $1.46  to  $1.46     $403          6.03%    1.40%   to  1.40%    4.82%     to   4.82%
2005          358   $1.40  to  $1.40     $500          7.29%    1.40%   to  1.40%    1.62%     to   1.62%
2004          412   $1.37  to  $1.37     $566          9.36%    1.40%   to  1.40%    7.69%     to   7.69%
2003          451   $1.28  to  $1.28     $576          9.24%    1.40%   to  1.40%   18.52%     to  18.52%
---------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IA
2007          176   $1.47  to  $1.47     $258          1.67%    1.40%   to  1.40%   (7.11%)    to  (7.11%)
2006          224   $1.58  to  $1.58     $354          4.54%    1.40%   to  1.40%   14.58%     to  14.58%
2005          350   $1.38  to  $1.38     $482          2.16%    1.40%   to  1.40%    4.04%     to   4.04%
2004          558   $1.33  to  $1.33     $740          1.86%    1.40%   to  1.40%    9.82%     to   9.82%
2003          731   $1.21  to  $1.21     $883          2.14%    1.40%   to  1.40%   26.04%     to  26.04%
---------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2007          515   $1.64  to  $1.59     $669          1.40%    1.00%   to  1.65%   (6.98%)    to  (7.58%)
2006          804   $1.76  to  $1.72   $1,123          1.66%    1.00%   to  1.65%   14.76%     to  14.02%
2005        1,070   $1.54  to  $1.51   $1,296          1.64%    1.00%   to  1.65%    4.18%     to   3.51%
2004        1,332   $1.48  to  $1.46   $1,549          1.58%    1.00%   to  1.65%   10.01%     to   9.29%
2003        1,521   $1.34  to  $1.33   $1,603          1.80%    1.00%   to  1.65%   34.00%(4)  to  33.00%(4)
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IA
2007           88   $1.39  to  $1.39     $123          8.05%    1.40%   to  1.40%    1.87%     to   1.87%
2006          104   $1.36  to  $1.36     $142          9.19%    1.40%   to  1.40%    9.07%     to   9.07%
2005          170   $1.25  to  $1.25     $212          9.99%    1.40%   to  1.40%    2.04%     to   2.04%
2004          304   $1.23  to  $1.23     $373          8.43%    1.40%   to  1.40%    9.45%     to   9.45%
2003          390   $1.12  to  $1.12     $437         10.99%    1.40%   to  1.40%   24.44%     to  24.44%
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2007           96   $1.49  to  $1.49     $143          8.30%    1.40%   to  1.40%    1.36%     to   1.36%
2006          125   $1.47  to  $1.47     $184          8.48%    1.40%   to  1.40%    9.00%     to   9.00%
2005          187   $1.35  to  $1.35     $252          8.21%    1.40%   to  1.40%    1.67%     to   1.67%
2004          207   $1.33  to  $1.33     $275          8.35%    1.40%   to  1.40%    9.01%     to   9.01%
2003          221   $1.22  to  $1.22     $270         10.82%    1.40%   to  1.40%   24.49%     to  24.49%
---------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2007           57   $1.30  to  $1.30      $74          0.17%    1.40%   to  1.40%    4.54%     to   4.54%
2006           74   $1.24  to  $1.24      $92          0.19%    1.40%   to  1.40%    7.32%     to   7.32%
2005          123   $1.16  to  $1.16     $143          0.44%    1.40%   to  1.40%    8.80%     to   8.80%
2004          206   $1.07  to  $1.07     $219             --    1.40%   to  1.40%    9.03%     to   9.03%
2003          261   $0.98  to  $0.98     $255             --    1.40%   to  1.40%   30.67%     to  30.67%
---------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER, CL IB
2007          410   $1.19  to  $1.19     $489             --    1.40%   to  1.40%    4.05%     to   4.05%
2006          528   $1.15  to  $1.15     $605          0.12%    1.40%   to  1.40%    3.97%     to   3.97%
2005          760   $1.10  to  $1.10     $838          0.68%    1.40%   to  1.40%    4.23%     to   4.23%
2004          883   $1.06  to  $1.06     $933          0.26%    1.40%   to  1.40%    3.57%     to   3.57%
2003          995   $1.02  to  $1.02   $1,016          0.39%    1.40%   to  1.40%   22.89%     to  22.89%
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  27

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
RVS VP BAL
2007          572   $1.32  to  $1.32     $753          2.81%    1.40%   to  1.40%    0.32%     to   0.32%
2006          737   $1.31  to  $1.31     $968          2.43%    1.40%   to  1.40%   12.80%     to  12.80%
2005        1,170   $1.16  to  $1.16   $1,362          2.55%    1.40%   to  1.40%    2.48%     to   2.48%
2004        1,724   $1.14  to  $1.14   $1,958          2.26%    1.40%   to  1.40%    8.07%     to   8.07%
2003        2,090   $1.05  to  $1.05   $2,196          2.26%    1.40%   to  1.40%   17.98%     to  17.98%
---------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2007        1,127   $1.08  to  $1.00   $1,229          4.72%    1.00%   to  2.00%    3.71%     to   0.47%(8)
2006          626   $1.04  to  $1.04     $674          4.36%    1.00%   to  1.70%    3.46%     to   2.73%
2005          872   $1.01  to  $1.01     $903          2.66%    1.00%   to  1.70%    1.59%     to   0.88%
2004          378   $0.99  to  $1.00     $383          0.99%    1.00%   to  1.70%   (0.28%)    to  (0.04%)(5)
2003           53   $0.99  to  $0.99      $60          0.50%    1.00%   to  1.65%   (1.00%)(4) to  (1.00%)(4)
---------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2007        5,310   $1.14  to  $1.01   $5,972          4.75%    1.00%   to  2.00%    4.15%     to   1.07%(8)
2006        2,953   $1.09  to  $1.04   $3,258          4.40%    1.00%   to  1.70%    3.38%     to   2.66%
2005        1,275   $1.05  to  $1.01   $1,422          3.71%    1.00%   to  1.70%    1.11%     to   0.42%
2004        1,385   $1.04  to  $1.00   $1,546          3.84%    1.00%   to  1.70%    3.45%     to   0.40%(5)
2003        1,012   $1.01  to  $1.00   $1,126          3.59%    1.00%   to  1.65%    1.00%(4)  to   0.00%(4)
---------------------------------------------------------------------------------------------------------------
THDL VP INTL OPP
2007           59   $1.32  to  $1.00      $89          0.95%    1.05%   to  2.00%   11.49%     to  (2.08%)(8)
2006           92   $1.18  to  $1.45     $125          1.80%    1.05%   to  1.70%   19.01%(7)  to  22.08%
2005          137   $1.19  to  $1.18     $151          1.36%    1.15%   to  1.70%   12.57%     to  11.95%
2004          182   $1.06  to  $1.06     $179          1.09%    1.15%   to  1.70%    6.05%(5)  to   5.98%(5)
2003          222   $0.85  to  $0.85     $188          0.93%    1.40%   to  1.40%   26.87%     to  26.87%
---------------------------------------------------------------------------------------------------------------
RVS VP LG CAP EQ
2007          705   $1.10  to  $0.95     $875          1.32%    1.00%   to  2.00%    1.90%     to  (6.47%)(8)
2006          867   $1.08  to  $1.22   $1,058          1.19%    1.00%   to  1.70%    8.36%(6)  to  13.35%
2005          892   $1.08  to  $1.07     $957          1.16%    1.15%   to  1.70%    4.96%     to   4.39%
2004          568   $1.03  to  $1.03     $578          0.89%    1.15%   to  1.70%    3.13%(5)  to   3.06%(5)
2003          584   $0.97  to  $0.97     $568          0.63%    1.40%   to  1.40%   27.63%     to  27.63%
---------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2007          137   $1.18  to  $1.24     $148          0.06%    1.05%   to  1.70%   12.54%     to  11.82%
2006          186   $1.05  to  $1.11     $179          0.26%    1.05%   to  1.70%    6.71%(7)  to  (1.75%)
2005           --   $1.13  to  $1.12       --             --    1.15%   to  1.70%    8.86%     to   8.27%
2004           --   $1.04  to  $1.04       --             --    1.15%   to  1.70%    4.05%(5)  to   3.98%(5)
2003           --      --         --       --             --       --          --       --             --
---------------------------------------------------------------------------------------------------------------



 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
 (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
 (4) New price level operations commenced on March 17, 2003.
 (5) New price level operations commenced on Nov. 15, 2004.
 (6) New price level operations commenced on March 17, 2006.
 (7) New price level operations commenced on June 19, 2006.
 (8) New price level operations commenced on Oct. 1, 2007.


--------------------------------------------------------------------------------
28 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                       2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52   $1.15   $1.00
Accumulation unit value at end of
period                                   $1.36   $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52   $1.15
Number of accumulation units
outstanding at end of period
(000 omitted)                              591     719     540     627     775     866     932     724     381       6
------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59   $1.04   $1.00
Accumulation unit value at end of
period                                   $1.87   $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59   $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                               77     103     154     207     258     270     344     266     230       4
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/04/1998)
Accumulation unit value at
beginning of period                      $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28   $1.10   $1.00
Accumulation unit value at end of
period                                   $1.35   $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28   $1.10
Number of accumulation units
outstanding at end of period
(000 omitted)                              119     190     239     256     318     389     403     278     180       8
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/04/1998)
Accumulation unit value at
beginning of period                      $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97   $1.00   $1.00
Accumulation unit value at end of
period                                   $1.76   $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97   $1.00
Number of accumulation units
outstanding at end of period
(000 omitted)                               66      81     136     144     168     184     192     199     116       3
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44   $1.15   $1.00
Accumulation unit value at end of
period                                   $1.84   $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44   $1.15
Number of accumulation units
outstanding at end of period
(000 omitted)                            1,090   1,482   2,071   2,464   2,892   3,214   3,536   3,145   1,783      37
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82   $1.12   $1.00
Accumulation unit value at end of
period                                   $1.41   $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82   $1.12
Number of accumulation units
outstanding at end of period
(000 omitted)                              299     369     468     558     636     677     746     648     280      11
------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (11/04/1998)
Accumulation unit value at
beginning of period                      $1.35   $1.18   $1.12   $1.02   $0.80   $1.03   $1.13   $1.04   $1.03   $1.00
Accumulation unit value at end of
period                                   $1.38   $1.35   $1.18   $1.12   $1.02   $0.80   $1.03   $1.13   $1.04   $1.03
Number of accumulation units
outstanding at end of period
(000 omitted)                               50      84     110     118     143     149     162     164     101       3
------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (10/27/1997)
Accumulation unit value at
beginning of period                      $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13   $1.09   $1.03
Accumulation unit value at end of
period                                   $1.40   $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13   $1.09
Number of accumulation units
outstanding at end of period
(000 omitted)                              246     421     614     736     941     989   1,278   1,378   1,293   1,274
------------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (11/04/1998)
Accumulation unit value at
beginning of period                      $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99   $1.02   $1.00
Accumulation unit value at end of
period                                   $2.27   $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99   $1.02
Number of accumulation units
outstanding at end of period
(000 omitted)                               65      87     111     121     154     148     177     187     125       8
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/04/1998)
Accumulation unit value at
beginning of period                      $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59   $1.14   $1.00
Accumulation unit value at end of
period                                   $1.64   $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59   $1.14
Number of accumulation units
outstanding at end of period
(000 omitted)                              320     418     524     586     633     657     742     507     329      12
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/04/1998)
Accumulation unit value at
beginning of period                      $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07   $1.04   $1.00
Accumulation unit value at end of
period                                   $1.39   $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07   $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                              144     195     247     266     280     318     408     344     253       6
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  29

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99   $0.99   $1.01
Accumulation unit value at end of
period                                   $1.48   $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99   $0.99
Number of accumulation units
outstanding at end of period
(000 omitted)                               69      78     117     240     290     372     472     546     605     662
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03   $1.02   $1.00
Accumulation unit value at end of
period                                   $1.50   $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03   $1.02
Number of accumulation units
outstanding at end of period
(000 omitted)                              158     275     358     412     451     546     676     553     428      14
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21   $1.21   $1.07
Accumulation unit value at end of
period                                   $1.47   $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21   $1.21
Number of accumulation units
outstanding at end of period
(000 omitted)                              176     224     350     558     731     878   1,284   1,528   1,585   1,538
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06   $1.06   $1.00
Accumulation unit value at end of
period                                   $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06   $1.06
Number of accumulation units
outstanding at end of period
(000 omitted)                              458     727     997   1,260   1,479   1,621   1,769   1,720     866      17
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99   $0.94   $1.02
Accumulation unit value at end of
period                                   $1.39   $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99   $0.94
Number of accumulation units
outstanding at end of period
(000 omitted)                               88     104     170     304     390     473     674     770     859   1,150
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08   $1.04   $1.00
Accumulation unit value at end of
period                                   $1.49   $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08   $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                               96     125     187     207     221     263     324     305     235      14
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at
beginning of period                      $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16   $1.29   $1.05
Accumulation unit value at end of
period                                   $1.30   $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16   $1.29
Number of accumulation units
outstanding at end of period
(000 omitted)                               57      74     123     206     261     317     513     516     471     411
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82   $1.17   $1.00
Accumulation unit value at end of
period                                   $1.19   $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82   $1.17
Number of accumulation units
outstanding at end of period
(000 omitted)                              410     528     760     883     995   1,116   1,324   1,073     538      14
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (10/24/1997)
Accumulation unit value at
beginning of period                      $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22   $1.07   $0.97
Accumulation unit value at end of
period                                   $1.32   $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22   $1.07
Number of accumulation units
outstanding at end of period
(000 omitted)                              572     737   1,170   1,724   2,090   2,318   2,216   2,219   1,962   1,650
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/24/1997)
Accumulation unit value at
beginning of period                      $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01   $1.01   $1.00
Accumulation unit value at end of
period                                   $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01   $1.01
Number of accumulation units
outstanding at end of period
(000 omitted)                              224     273     379      45      41      47      50      59      --      13
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007
were 3.02% and 3.07%, respectively.
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/24/1997)
Accumulation unit value at
beginning of period                      $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97   $0.97   $0.97
Accumulation unit value at end of
period                                   $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97   $0.97
Number of accumulation units
outstanding at end of period
(000 omitted)                              761     702     548     664     701     794     943   1,016     898     566
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/24/1997)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at
beginning of period                      $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60   $1.11   $0.97
Accumulation unit value at end of
period                                   $1.50   $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60   $1.11
Number of accumulation units
outstanding at end of period
(000 omitted)                               59      92     137     182     222     231     257     192     143      56
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30 RIVERSOURCE PERSONAL PORTFOLIO PLUS(2)/RIVERSOURCE PERSONAL PORTFOLIO - 2007 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (10/24/1997)
Accumulation unit value at
beginning of period                      $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51   $1.24   $1.01
Accumulation unit value at end of
period                                   $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51   $1.24
Number of accumulation units
outstanding at end of period
(000 omitted)                              231     313     327     497     584     650     963     970     861     753
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (03/17/2006)
Accumulation unit value at
beginning of period                      $0.96   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.07   $0.96      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period
(000 omitted)                              137     186      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE  PERSONAL  PORTFOLIO PLUS(2)/RIVERSOURCE  PERSONAL  PORTFOLIO - 2007
                                                               ANNUAL REPORT  31

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2007 and 2006, and the related statements of income, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modification or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 22, 2008



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2007          2006

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2007, $1,423,878;
  2006, $1,787,111)                                                     $1,404,480    $1,766,763
Commercial mortgage loans, at cost (less allowance for loan losses:
2007, $1,188; 2006, $2,718)                                                226,481       255,110
Policy loans                                                                35,734        33,837
Trading securities and other investments                                       130            95
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,666,825     2,055,805

Cash and cash equivalents                                                  206,475        26,960
Reinsurance recoverables                                                    54,057        47,120
Amounts due from brokers                                                       206            96
Other accounts receivable                                                    5,618         5,265
Accrued investment income                                                   18,413        22,611
Deferred acquisition costs                                                 234,561       241,568
Deferred sales inducement costs                                             19,447        15,658
Other assets                                                                27,218         7,365
Separate account assets                                                  3,087,228     2,619,680
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,320,048    $5,042,128
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,775,731    $1,909,109
Policy claims and other policyholders' funds                                 6,460         9,206
Deferred income taxes, net                                                  13,853        17,116
Other liabilities                                                           16,529        18,027
Separate account liabilities                                             3,087,228     2,619,680
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,899,801     4,573,138
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value;
200,000 shares authorized, issued and outstanding                            2,000         2,000
Additional paid-in capital                                                 106,637       106,617
Retained earnings                                                          321,909       371,644
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                         (10,299)      (11,271)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             420,247       468,990
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,320,048    $5,042,128
=================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

REVENUES
Premiums                                                         $ 26,804      $ 27,103      $ 30,196
Net investment income                                             113,321       119,142       123,038
Policy and contract charges                                        65,555        57,983        50,117
Other revenue                                                      12,204         9,060         6,429
Net realized investment gain                                        6,583         3,936         9,192
-------------------------------------------------------------------------------------------------------
    Total revenues                                                224,467       217,224       218,972
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   48,644        34,712        39,649
Interest credited to fixed accounts                                55,666        61,641        64,709
Amortization of deferred acquisition costs                         28,038        24,259        19,050
Separation costs                                                     (571)        2,756         3,915
Other insurance and operating expenses                             31,194        24,909        25,636
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   162,971       148,277       152,959
-------------------------------------------------------------------------------------------------------
Pretax income                                                      61,496        68,947        66,013
Income tax provision                                               19,000        22,957        21,803
-------------------------------------------------------------------------------------------------------
    Net income                                                   $ 42,496      $ 45,990      $ 44,210
=======================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $  42,496     $  45,990     $  44,210
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                            30,084        26,455        20,433
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                           (40,757)      (38,786)      (37,479)
  Amortization of premium, net                                       3,549         4,380         3,867
  Deferred income taxes                                              1,184         4,877        14,182
  Contractholder and policyholder charges, non-cash                (14,618)      (13,937)      (14,565)
  Net realized investment gains                                     (6,583)       (3,936)       (9,192)
  Net realized gain on trading securities                               (2)          (11)           (2)
Change in operating assets and liabilities:
  Trading securities, net                                              (33)          (36)           58
  Future policy benefits for traditional life, disability
  income and long term care insurance                               13,822        10,813        12,448
  Policy claims and other policyholders' funds                      (2,746)        3,005           276
  Reinsurance recoverables                                          (6,937)       (8,445)       (5,449)
  Other accounts receivable                                           (353)       (1,592)         (741)
  Accrued investment income                                          4,198           635           891
  Other assets and liabilities, net                                (12,157)       (1,750)       (2,817)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           11,147        27,662        26,120
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              322,769       131,061       247,160
  Maturities, sinking fund payments and calls                      116,456        92,911       227,088
  Purchases                                                        (74,488)     (129,842)     (459,107)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                             39,049        28,865        20,377
  Purchases                                                         (8,889)      (39,000)      (27,639)
Change in amounts due from brokers, net                               (110)          (25)          (53)
Change in policy loans, net                                         (1,897)       (2,331)         (735)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                          392,890        81,639         7,091
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           73,045        87,532       111,090
  Net transfers to separate accounts                                (1,625)      (11,788)       (3,024)
  Surrenders and other benefits                                   (212,962)     (185,232)     (102,161)
Tax adjustment of share-based incentive employee compensation
plan                                                                    20            17            --
Cash dividends to RiverSource Life Insurance Company               (83,000)      (25,000)      (22,500)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                             (224,522)     (134,471)      (16,595)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               179,515       (25,170)       16,616
Cash and cash equivalents at beginning of year                      26,960        52,130        35,514
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                         $ 206,475     $  26,960     $  52,130
=======================================================================================================

Supplemental disclosures:
  Income taxes paid                                              $  19,122     $  11,946     $  14,347
  Interest paid on borrowings                                           --           247             8


See accompanying Notes to Financial Statements.



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STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2007
(IN THOUSANDS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2004                    $2,000       $106,600      $328,944        $ 39,208       $476,752
Other comprehensive income:
  Net income                                         --             --        44,210              --         44,210
  Change in unrealized holding losses on
  securities, net                                    --             --            --         (39,423)       (39,423)
                                                                                                         ------------
Total other comprehensive income                                                                              4,787
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (22,500)             --        (22,500)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600      $350,654        $   (215)      $459,039
Other comprehensive income:
  Net income                                         --             --        45,990              --         45,990
  Change in unrealized holding losses on
  securities, net                                    --             --            --         (11,056)       (11,056)
                                                                                                         ------------
Total other comprehensive income                                                                             34,934
Tax adjustment of share-based incentive
employee compensation plan                           --             17            --              --             17
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (25,000)             --        (25,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles                      --             --        (9,231)             --         (9,231)
Other comprehensive income:
  Net income                                         --             --        42,496              --         42,496
  Change in unrealized holding losses on
  securities, net                                    --             --            --             972            972
                                                                                                         ------------
Total other comprehensive income                                                                             43,468
Tax adjustment of share-based incentive
employee compensation plan                           --             20            --              --             20
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (83,000)             --        (83,000)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637      $321,909        $(10,299)      $420,247
=====================================================================================================================




See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

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NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express is now complete.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior period amounts have been made to conform to the current presentation, including new income statement captions which are described in Note. 2. These reclassifications were made to enhance transparency and to better align the financial statement line captions with the key drivers of the business. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassifications did not result in any changes to net income or shareholder's equity. The following is a summary of the reclassifications made:

INCOME STATEMENT RECLASSIFICATIONS
- RiverSource Life of NY reclassified premiums related to immediate annuities with life contingencies from interest credited to fixed accounts to premiums.

- RiverSource Life of NY reclassified reinsurance premiums paid for universal life and variable universal life products from benefits, claims, losses and settlement expenses to policy and contract charges, where cost of insurance fees are reported.



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- RiverSource Life of NY reclassified benefit expenses related to immediate annuities with life contingencies from interest credited to fixed accounts to benefits, claims, losses and settlement expenses.

- RiverSource Life of NY reclassified mortality and expense risk fees from other revenue to policy and contract charges.

The following table shows the impact of the new captions and the reclassifications made to RiverSource Life of NY's previously reported Statements of Income.

                                                            DECEMBER 31, 2006           DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 22,814      $ 27,103      $ 22,094      $ 30,196
Net investment income                                     119,142       119,142       123,038       123,038
Policy and contract charges                                36,734        57,983        33,425        50,117
Other revenue                                              31,173         9,060        24,415         6,429
Net realized investment gain                                3,936         3,936         9,192         9,192
-------------------------------------------------------------------------------------------------------------
  Total revenues                                          213,799       217,224       212,164       218,972
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           25,786        34,712        26,032        39,649
Interest credited to fixed accounts                        67,142        61,641        71,518        64,709
Amortization of deferred acquisition costs                 24,259        24,259        19,050        19,050
Separation costs                                            2,756         2,756         3,915         3,915
Other insurance and operating expenses                     24,909        24,909        25,636        25,636
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                             144,852       148,277       146,151       152,959
-------------------------------------------------------------------------------------------------------------
Pretax income                                              68,947        68,947        66,013        66,013
Income tax provision                                       22,957        22,957        21,803        21,803
-------------------------------------------------------------------------------------------------------------
  NET INCOME                                             $ 45,990      $ 45,990      $ 44,210      $ 44,210
=============================================================================================================



STATEMENT OF CASH FLOWS RECLASSIFICATIONS
RiverSource Life of NY has reclassified certain prior year balances in the Statements of Cash Flows.

- RiverSource Life of NY previously classified transfers to and from the fixed account option within its variable annuity product as an operating activity in its Statements of Cash Flows. RiverSource Life of NY has reclassified these transfers as a financing activity in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments".

- RiverSource Life of NY previously classified the net change in annuity policy loans as an operating activity and the net change in universal life policy loans as a financing activity. RiverSource Life of NY has reclassified the net change in policy loans as an investing activity in accordance with the AICPA Audit and Accounting Guide: Life and Health Insurance Entities.

- RiverSource Life of NY previously classified the tax adjustment of the share-based incentive employee compensation plan as an operating activity. RiverSource Life of NY has reclassified this adjustment as a financing activity.



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The effect of these reclassifications on prior year net cash flows related to operating, investing and financing activities is summarized below.

YEARS ENDED DECEMBER 31, (IN THOUSANDS)                                    2006          2005
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, previous presentation         $  17,914     $ 27,342
Reclassification for annuity transfers                                      10,061       (1,006)
Reclassification for policy loans                                              223          532
Reclassification for tax adjustment of the share-based incentive
employee compensation plan                                                     (17)          --
Other reclassifications                                                       (519)        (748)
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, adjusted for these
reclassifications                                                        $  27,662     $ 26,120
=================================================================================================

Net cash provided by investing activities, previous presentation         $  83,970     $  7,826
Reclassification for policy loans                                           (2,331)        (735)
-------------------------------------------------------------------------------------------------
Net cash provided by investing activities, adjusted for these
reclassifications                                                        $  81,639     $  7,091
=================================================================================================

Net cash used in financing activities, previous presentation             $(127,054)    $(18,552)
Reclassification for annuity transfers                                     (10,061)       1,006
Reclassification for policy loans                                            2,108          203
Reclassification for tax adjustment of the share-based incentive
employee compensation plan                                                      17           --
Other reclassifications                                                        519          748
-------------------------------------------------------------------------------------------------
Net cash used in financing activities, adjusted for these
reclassifications                                                        $(134,471)    $(16,595)
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally obtained from third party pricing sources.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.



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Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and long term care ("LTC") insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, reduce exposure to large risks and provide additional capacity for future growth. To manage exposure to losses from reinsurer insolvencies, the financial condition of reinsurers is evaluated prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each party's death benefit from the first dollar of coverage for new sales of these policies subject to the reinsurer actually paying. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and ceded on a coinsurance basis the remaining 50% of the risk to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's LTC liabilities was $40.3 million at December 31, 2007 while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on term life policies starting in 2002 is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on individual DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value. The fair value of RiverSource Life of NY's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market observable inputs to the extent available. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for changes in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.



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For derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings, generally as a component of net investment income.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2007, depending on year of issue, with an average rate of approximately 5.9%.



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Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2007, with an average rate of 4.9%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2007, with an average rate of 4.2%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2007, depending on policy form, issue year and policy duration. Anticipated interest rates for DI were 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC vary by plan and were 5.4% at December 31, 2007 grading up to 6.8% or 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premiums, net investment income, policy and contract charges and other revenue.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans and mark-to-market adjustments on derivatives hedging variable annuity living benefits. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges



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on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Other Revenue
Other revenue includes marketing support and administrative fees which are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Benefits, Claims, Losses and Settlement Expenses
Benefits, claims, losses and settlement expenses consist of amounts paid and changes in liabilities held for anticipated future benefit payments under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders along with costs to process and pay such amounts. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Benefits, claims, losses and settlement expenses also include amortization of DSIC.

Interest Credited to Fixed Accounts
Interest credited to fixed accounts represents amounts earned by contractholders and policyholders on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs associated with the sale of annuity and insurance products are deferred as DAC and amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long term growth. The



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near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation. The separation from American Express was completed in 2007.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)"). SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities -- Including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 gives entities the option to measure certain financial instruments and other items at fair value that are not currently permitted to be measured at fair value. The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes presentation and disclosure requirements. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. RiverSource Life of NY did not adopt SFAS 159 for any of its existing eligible assets or liabilities and has no current plans to adopt SFAS 159 for any new financial instruments.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of



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NY adopted SFAS 157 effective January 1, 2008. As a result of adopting SFAS 157, RiverSource Life of NY will record a cumulative effect after-DAC, DSIC and tax reduction to retained earnings of approximately $2.0 million related to adjusting the fair value of structured derivatives RiverSource Life of NY uses to hedge its exposure to GMWB provisions. RiverSource Life of NY initially recorded these derivatives in accordance with EITF 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities." SFAS 157 requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). As a result of adopting SFAS 157, RiverSource Life of NY will record an after-DAC, DSIC and tax increase to earnings of approximately $1.0 million related to adjusting the fair value of its embedded derivative liabilities. In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY will defer the adoption of SFAS 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million. The adoption of SOP 05-1, among other things, resulted in an increase to DAC and DSIC amortization in 2007.



RiverSource Life Insurance Co. of New York

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4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2007 (IN THOUSANDS)                           COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                   1,423,878       9,557        (28,955)     1,404,480
-------------------------------------------------------------------------------------------------------------
Total                                                   $1,423,878      $9,557       $(28,955)    $1,404,480
=============================================================================================================




                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                           COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $1,147,613      $11,134      $(23,814)    $1,134,933
Mortgage and other asset-backed securities                 590,411        2,875       (10,048)       583,238
U.S. government and agencies obligations                    35,909           50          (850)        35,109
State and municipal obligations                              6,996           --          (334)         6,662
Foreign government bonds and obligations                     6,182          651           (12)         6,821
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                   1,787,111       14,710       (35,058)     1,766,763
-------------------------------------------------------------------------------------------------------------
Total                                                   $1,787,111      $14,710      $(35,058)    $1,766,763
=============================================================================================================



At December 31, 2007 and 2006, fixed maturity securities comprised approximately 84% and 86%, respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $83 million and $64 million of securities at December 31, 2007 and 2006, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

(IN THOUSANDS, EXCEPT PERCENTAGES)                  DECEMBER 31, 2007                         DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
                                          AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
RATING                                      COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  488,954    $  486,574         35%      $  640,977    $  632,648         36%
AA                                          142,094       140,581         10          149,861       147,459          8
A                                           300,455       296,330         21          369,476       364,739         21
BBB                                         379,992       375,138         27          497,715       494,841         28
Below investment grade                      112,383       105,857          7          129,082       127,076          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,423,878    $1,404,480        100%      $1,787,111    $1,766,763        100%
==========================================================================================================================



At December 31, 2007 and 2006, approximately 24% and 35%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
==========================================================================================================================




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The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $154,347       $(1,691)    $  646,222     $(22,123)    $  800,569     $(23,814)
Mortgage and other asset-backed
securities                                  57,846          (402)       360,880       (9,646)       418,726      (10,048)
U.S. government and agencies
obligations                                     --            --         34,641         (850)        34,641         (850)
State and municipal obligations                 --            --          6,662         (334)         6,662         (334)
Foreign government bonds and
obligations                                     --            --            324          (12)           324          (12)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $212,193       $(2,093)    $1,048,729     $(32,965)    $1,260,922     $(35,058)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2007:

(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                     LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
---------------------------------------------------------------------------------------------------------------------
                                                     GROSS                                     GROSS
RATIO OF FAIR VALUE    NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST     SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
---------------------------------------------------------------------------------------------------------------------
95% - 100%                 89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% - 95%                  16          25,085        (1,708)         28          71,922        (5,128)         44
80% - 90%                   1           1,317          (184)         13          24,870        (3,969)         14
less than 80%               1             139           (46)          8           9,681        (3,825)          9
---------------------------------------------------------------------------------------------------------------------
  Total                   107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
=====================================================================================================================

(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                     TOTAL
-----------------------------------------------
                                       GROSS
RATIO OF FAIR VALUE      FAIR       UNREALIZED
TO AMORTIZED COST        VALUE        LOSSES
-----------------------------------------------
95% - 100%             $801,622      $(14,095)
90% - 95%                97,007        (6,836)
80% - 90%                26,187        (4,153)
less than 80%             9,820        (3,871)
-----------------------------------------------
  Total                $934,636      $(28,955)
===============================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates and credit spreads across asset classes. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily relate to auto, consumer products, financial, and home building industries. The securities with a fair value to cost of less than 80% primarily relate to the financial, gaming and home building industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.4 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2007.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2007 was $442.1 million which included $132.0 million of residential mortgage backed securities and $233.0 million of commercial mortgage backed securities. At December 31, 2007, residential mortgage backed securities included $117.7 million of agency-backed securities, $11.8 million of Alt-A securities, and $2.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2007 was $77.1 million, which included $1.5 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding



RiverSource Life Insurance Co. of New York

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gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding gains (losses), net of tax of $2,100, $6,014 and
$20,573, respectively                                             $ 3,902      $(11,168)     $(38,208)
Reclassification of realized gains, net of tax of $1,768,
$1,303 and $3,218, respectively                                    (3,283)       (2,419)       (5,977)
DAC, net of tax of $168, $996 and $2,419, respectively                311         1,848         4,492
DSIC, net of tax of $23, $79 and $208, respectively                    42           148           387
Fixed annuity liabilities, net of tax of nil, $292 and $64,
respectively                                                           --           535          (117)
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $   972      $(11,056)     $(39,423)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2007 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   82,932    $   83,286
Due after one year through five years                                      383,098       380,626
Due after five years through 10 years                                      430,981       415,825
Due after 10 years                                                          82,384        82,670
-------------------------------------------------------------------------------------------------
                                                                           979,395       962,407
Mortgage and other asset-backed securities                                 444,483       442,073
-------------------------------------------------------------------------------------------------
Total                                                                   $1,423,878    $1,404,480
=================================================================================================



The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Sales                                                            $322,769      $ 131,061     $ 247,160
Maturities, sinking fund payments and calls                       116,456         92,911       227,088
Purchases                                                         (74,488)      (129,842)     (459,107)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                   $ 6,409       $4,208        $11,424
Gross realized losses from sales                                   (1,030)        (487)        (1,503)
Other-than-temporary impairments                                     (326)          --           (725)


The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007. The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2007 and 2006, bonds carried at $0.3 million and $1.3 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET
The following is a summary of commercial mortgage loans at December 31:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $227,669      $257,828
Less: allowance for loan losses                                            (1,188)       (2,718)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $226,481      $255,110
=================================================================================================




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Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

At December 31, 2007 and 2006, RiverSource Life of NY had not recorded any investment in impaired commercial mortgage loans. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2007, 2006 and 2005, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                              $ 2,718       $3,218        $3,218
Provision for commercial mortgage loan losses                      (1,530)          --            --
Foreclosures, write-offs and loan sales                                --         (500)           --
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                            $ 1,188       $2,718        $3,218
=======================================================================================================



In 2007, RiverSource Life of NY recorded a $1.5 million decrease to the allowance for loan losses on commercial mortgage loans.

Concentrations of credit risk of commercial mortgage loans by region at December 31 were:

(IN THOUSANDS)                                                    2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                   SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Atlantic                                                 $ 70,532         $--        $ 75,572       $1,150
North Central                                              52,557          --          60,911           --
Pacific                                                    30,437          --          37,221           --
Mountain                                                   36,586          --          43,115        1,500
South Central                                              17,742          --          20,595           --
New England                                                19,815          --          20,414           --
-------------------------------------------------------------------------------------------------------------
                                                          227,669          --         257,828        2,650
Less: allowance for loan losses                            (1,188)         --          (2,718)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                  $226,481         $--        $255,110       $2,650
=============================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type at December 31 were:


(IN THOUSANDS)                                                    2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                 SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Office buildings                                         $ 52,377         $--        $ 65,370       $1,150
Shopping centers and retail                                60,463          --          68,099        1,500
Apartments                                                 33,230          --          36,458           --
Industrial buildings                                       57,079          --          61,594           --
Hotels and motels                                           4,949          --           5,149           --
Medical buildings                                          11,553          --          14,416           --
Mixed use                                                   2,244          --           2,330           --
Other                                                       5,774          --           4,412           --
-------------------------------------------------------------------------------------------------------------
                                                          227,669          --         257,828        2,650
Less: allowance for loan losses                            (1,188)         --          (2,718)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                  $226,481         $--        $255,110       $2,650
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 approximate fair value.



RiverSource Life Insurance Co. of New York

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SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 84,542      $100,519      $103,731
Income on mortgage loans                                           14,564        15,396        15,292
Trading securities and other investments                           15,534         4,632         5,424
-------------------------------------------------------------------------------------------------------
                                                                  114,640       120,547       124,447
Less: investment expenses                                           1,319         1,405         1,409
-------------------------------------------------------------------------------------------------------
  Total                                                          $113,321      $119,142      $123,038
=======================================================================================================



Net realized investment gains for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $5,053        $3,721        $9,196
Commercial mortgage loans                                             --           215            (2)
Other                                                                 --            --            (2)
Reduction in the allowance for loan losses                         1,530            --            --
-------------------------------------------------------------------------------------------------------
  Total                                                           $6,583        $3,936        $9,192
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $241,568      $230,270      $208,890
Impact of SOP 05-1 at adoption                                    (13,939)           --            --
Capitalization of acquisition costs                                34,491        32,713        33,519
Amortization, excluding impact of annual third quarter
changes in DAC-related assumptions                                (25,438)      (25,259)      (22,650)
Amortization, impact of annual third quarter changes in DAC-
related assumptions                                                (2,600)        1,000         3,600
Impact of changes in net unrealized securities losses                 479         2,844         6,911
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $234,561      $241,568      $230,270
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $15,658       $11,554       $ 8,382
Impact of SOP 05-1 at adoption                                       (496)           --            --
Capitalization of sales inducements                                 6,266         6,073         3,960
Amortization                                                       (2,046)       (2,196)       (1,383)
Impact of changes in net unrealized securities losses                  65           227           595
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $19,447       $15,658       $11,554
=======================================================================================================



6. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life of NY previously offered contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for the variable annuity death benefits, GMIB provisions and for life contingent benefits associated with GMWB provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the client can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the policyholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).



RiverSource Life Insurance Co. of New York

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Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN THOUSANDS, EXCEPT AGE)                                                                                  2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF PREMIUM:
                                                              Total contract value                       $1,184,219    $  759,673
                                                              Contract value in separate accounts        $1,109,067    $  712,245
                                                              Net amount at risk(2)                      $      882    $      245
                                                              Weighted average attained age                      61            60
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR RESET:
                                                              Total contract value                       $1,304,566    $1,488,039
                                                              Contract value in separate accounts        $1,116,139    $1,246,844
                                                              Net amount at risk(2)                      $   14,067    $   15,483
                                                              Weighted average attained age                      60            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR RATCHET:
                                                              Total contract value                       $  362,425    $  278,970
                                                              Contract value in separate accounts        $  336,584    $  252,522
                                                              Net amount at risk(2)                      $    3,077    $      371
                                                              Weighted average attained age                      62            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR RATCHET:
                                                              Total contract value                       $  126,796    $   74,233
                                                              Contract value in separate accounts        $  121,470    $   71,223
                                                              Net amount at risk(2)                      $      346    $        5
                                                              Weighted average attained age                      67            57
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH OTHER GMDB:
                                                              Total contract value                       $    3,640    $    2,710
                                                              Contract value in separate accounts        $    3,231    $    2,034
                                                              Net amount at risk(2)                      $       --    $      248
                                                              Weighted average attained age                      65            73
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GGU DEATH BENEFIT:
                                                              Total contract value                       $      117    $       97
                                                              Contract value in separate accounts        $      117    $       97
                                                              Net amount at risk(2)                      $       --    $       --
                                                              Weighted average attained age                      48            48
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMIB:
                                                              Total contract value                       $   33,422    $   33,281
                                                              Contract value in separate accounts        $   30,363    $   30,164
                                                              Net amount at risk(2)                      $      281    $        7
                                                              Weighted average attained age                      60            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMWB:
                                                              Total contract value                       $  277,403    $  258,112
                                                              Contract value in separate accounts        $  268,918    $  256,298
                                                              Benefit amount in excess of account
                                                              value                                      $    1,631    $       --
                                                              Weighted average attained age                      61            61
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMWB FOR LIFE:
                                                              Total contract value                       $  399,010    $  111,338
                                                              Contract value in separate accounts        $  383,259    $  109,281
                                                              Benefit amount in excess of account
                                                              value                                      $    1,702    $       --
                                                              Weighted average attained age                      62            62
----------------------------------------------------------------------------------------------------------------------------------

CONTRACTS WITH GMAB:
                                                              Total contract value                       $  109,751    $   66,629
                                                              Contract value in separate accounts        $  106,321    $   65,067
                                                              Benefit amount in excess of account
                                                              value                                      $      157    $       --
                                                              Weighted average attained age                      55            54
----------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Co. of New York

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 (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.
 (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

 For the year ended December 31, 2007, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                          GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                            $1,283          $29         $(1,539)      $  236
Reported claims                                               57           --              --           --
Liability (asset) balance at December 31                   1,152           26           6,308        1,651
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                                (74)          (3)          7,847        1,415


 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                          GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                            $  771          $--         $   203        $  9
Reported claims                                              508           --              --          --
Liability (asset) balance at December 31                   1,283           29          (1,539)        236
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                              1,020           29          (1,742)        227


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in benefits, claims, losses and settlement expenses.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,108,669    $1,242,031
Variable annuities fixed sub-accounts                                      294,532       318,757
GMWB variable annuity guarantees                                             6,308        (1,539)
GMAB variable annuity guarantees                                             1,651           236
Other variable annuity guarantees                                            1,178         1,313
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,412,338     1,560,798
Variable universal life ("VUL")/ universal life ("UL") insurance           149,456       146,923
Other life, DI and LTC insurance                                           213,937       201,388
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,775,731     1,909,109
Policy claims and other policyholders' funds                                 6,460         9,206
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,782,191    $1,918,315
=================================================================================================



Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,736,820    $2,298,810
VUL insurance variable sub-accounts                                        349,240       319,410
Other insurance variable sub-accounts                                        1,168         1,460
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $3,087,228    $2,619,680
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The changes in fair values of these embedded derivatives are reflected in benefits, claims, losses and settlement expenses. The negative fair value for GMWB at December 31, 2006



RiverSource Life Insurance Co. of New York

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reflected that under conditions and expectations at that time, RiverSource Life of NY believed the applicable fees charged for the rider would more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $369.5 million at December 31, 2006 to $676.4 million at December 31, 2007. The total value of variable annuity contracts with GMAB riders increased from $66.6 million at December 31, 2006 to $109.7 million at December 31, 2007. As a means of economically hedging its obligations under GMWB and GMAB provisions, RiverSource Life of NY purchases equity put and call options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                                                                  2007
-------------------------------------------------------------------------------------------------
                                                                         NOTIONAL        FAIR
(IN THOUSANDS)                                                            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
Purchased options and futures                                            $297,629       $18,337
Interest rate swaps                                                       113,000           586
Sold equity futures                                                       (15,511)           --


Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,760       $15,395       $ 5,417
  State                                                             1,056         2,685         2,204
-------------------------------------------------------------------------------------------------------
Total current income tax                                           17,816        18,080         7,621
Deferred federal income tax                                         1,184         4,877        14,182
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $19,000       $22,957       $21,803
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                                   2007          2006          2005
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (7.9)         (4.2)         (3.5)
  State taxes, net of federal benefit                               1.1           2.5           2.2
  Taxes applicable to prior years                                   3.8           0.6          (0.3)
  Foreign tax credit, net of addback                               (1.1)         (0.6)         (0.3)
-------------------------------------------------------------------------------------------------------
Income tax provision effective rate                                30.9%         33.3%         33.1%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 30.9% and 33.3% for the years ended December 31, 2007 and 2006, respectively. The decrease in the effective tax rate was primarily due to higher tax advantaged items relative to pretax income.



RiverSource Life Insurance Co. of New York

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Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2007 and 2006 are reflected in the following table:

(IN THOUSANDS)                                                             2007          2006
-------------------------------------------------------------------------------------------------

Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 55,506      $ 49,299
  Investment related                                                           --         2,193
  Net unrealized losses on Available-for Sale securities                    5,543         6,066
  Other                                                                     2,497         2,891
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           63,546        60,449

Deferred income tax liabilities:
  DAC                                                                      65,262        68,408
  DSIC                                                                      6,703         5,399
  Other                                                                     5,434         3,758
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,399        77,565
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $(13,853)     $(17,116)
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2007 and 2006.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Balance at January 1                                                              $   --
Additions based on tax positions related to the current year                       1,637
Additions for tax positions of prior years                                         1,844
-------------------------------------------------------------------------------------------
Balance at December 31                                                            $3,481
===========================================================================================



If recognized, approximately nil and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of January 1, 2007 and December 31, 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized interest and penalties of $259 thousand for the year ended December 31, 2007. The Company had nil and $259 thousand for the payment of interest and penalties accrued at January 1, 2007 and December 31, 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of RiverSource Life of NY, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $300 thousand to $400 thousand in the next 12 months.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, commenced an examination of RiverSource Life's U.S. income tax returns for 1997 through 2002 in the third quarter of 2005. In the first quarter of 2007, the IRS expanded the period of the exam to include 2003 through 2004. RiverSource Life or certain of its subsidiaries state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2005.



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On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies and has added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, RiverSource Life of NY recorded a benefit of approximately $2.5 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $523         $(5,950)     $(21,228)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $523         $(5,950)     $(21,228)
=======================================================================================================



9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. RiverSource Life of NY's statutory unassigned surplus aggregated $164.5 million and $221.7 million as of December 31, 2007 and 2006, respectively.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Statutory net gain from operations                               $ 33,925      $ 61,735      $ 36,728
Statutory net income                                               43,164        63,001        36,877
Statutory surplus                                                 281,414       329,528       287,672
Statutory capital and surplus                                     283,414       331,528       289,672
-------------------------------------------------------------------------------------------------------



10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contractholders through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2007 and 2006, RiverSource Life of NY received $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $90 thousand, $98 thousand, and $75 thousand for each of the years ended December 31, 2007, 2006 and 2005, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted



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stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $83 thousand in 2007, $78 thousand in 2006 and $55 thousand in 2005.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2007, 2006 and 2005 were $144 thousand, $143 thousand and $128 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2007, 2006 and 2005, which are calculated on the basis of commission earnings of the individual financial advisors, were $11 thousand, $16 thousand, and $49 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $26.1 million and $29.0 million for 2007, 2006 and 2005, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2007, 2006 and 2005, RiverSource Life of NY paid cash dividends of $83 million, $25 million and $23 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other liabilities at December 31, 2007 and 2006 are $5.8 million and $1.3 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE

At December 31, 2007, 2006 and 2005, traditional life and universal life insurance inforce aggregated $10.3 billion, $9.6 billion and $9.0 billion, respectively, of which $5.4 billion, $4.5 billion and $3.7 billion were reinsured at the respective year ends. Life insurance inforce is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $33,729       $32,764       $36,202
Reinsurance ceded                                                  (6,925)       (5,661)       (6,006)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $26,804       $27,103       $30,196
=======================================================================================================



Policy and contract charges are presented on the Statements of Income net of $3.5 million, $3.3 million and $3.3 million of reinsurance ceded for the years ended December 31, 2007, 2006 and 2005, respectively.

Reinsurance recovered from reinsurers amounted to $2.7 million, $3.1 million and $3.1 million, for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

12. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life of NY's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2007, the total net fair values, excluding accruals, of derivative assets were $19.1 million and derivative liabilities were $426 thousand. The net notional amount of derivatives as of December 31, 2007 was $395.1 million, consisting of $410.6 million purchased and $15.5 million written.



RiverSource Life Insurance Co. of New York

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Derivatives Not Designated as Hedges
RiverSource Life of NY has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets of purchased derivatives for the year ended December 31 was as follows:

                                                                                   2007
-------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                   PURCHASED
-------------------------------------------------------------------------------------------
GMWB and GMAB                                                                     $18,923
-------------------------------------------------------------------------------------------
Total                                                                             $18,923
===========================================================================================



Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the Balance Sheets related to these contracts.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to the GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2007, the remaining payments RiverSource Life of NY is scheduled to make for these options total $14.3 million through December 31, 2022.

13. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2007 and 2006, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments at December 31:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
values                                                  $4,753,107    $4,753,107    $4,447,472    $4,447,472
Commercial mortgage loans, net                             226,481       223,045       255,110       260,005

FINANCIAL LIABILITIES
Net liabilities for which carrying values approximate
fair values                                             $    8,385    $    8,385    $     (945)   $     (945)
Fixed account reserves                                   1,308,317     1,281,504     1,464,602     1,430,427
Separate account liabilities                             2,736,820     2,615,643     2,298,810     2,202,737
-------------------------------------------------------------------------------------------------------------



FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally, these assets are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values were based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally, these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status were estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value was estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $94.9 million and $96.2 million as of December 31, 2007 and 2006, respectively. If the fair value of the fixed annuities were realized, the write-off of DAC and DSIC would be $20.6 million and $28.0 million as of December 31, 2007 and 2006, respectively.



RiverSource Life Insurance Co. of New York

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Fair values of separate account liabilities, excluding life insurance-related elements of $350.4 million and $320.9 million as of December 31, 2007 and 2006, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of the DAC and DSIC associated with separate account liabilities of $122.2 million and $116.7 million as of December 31, 2007 and 2006, respectively.

14. COMMITMENTS AND CONTINGENCIES

At December 31, 2007 and 2006, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see Note
4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2007, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

15. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                 $42,496       $45,990      $ 44,210
Deferred acquisition costs                                         (6,453)       (8,454)      (14,469)
Deferred sales inducement costs                                    (4,220)       (3,877)       (2,577)
Adjustments of future policy benefit liabilities                   (4,408)       11,274       (10,343)
Deferred income tax expense                                         1,184         4,877        14,182
Net investment income                                              (4,744)           --            --
Provision for losses on investments                                    --            --          (500)
Interest maintenance reserves gain/loss transfer and
amortization                                                       (1,964)         (557)       (5,262)
Adjustment to separate account reserves                            19,189        17,774        14,075
Other, net                                                          2,084        (4,026)       (2,439)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income                                        $43,164       $63,001      $ 36,877
=======================================================================================================



The following table is a reconciliation of statutory-basis net income for 2007 previously reported to the New York Department of Insurance in the 2007 Annual Statement to the statutory-basis net income reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income, previously reported in the 2007 Annual Statement      $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income, adjusted                                              $43,164
===========================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

(IN THOUSANDS)                                                     2007          2006          2005
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 420,247     $ 468,990     $ 459,039
Deferred acquisition costs                                        (234,561)     (241,568)     (230,270)
Deferred sales inducements costs                                   (19,447)      (15,658)      (11,554)
Adjustments of future policy benefit liabilities                    54,115        44,707        27,866
Deferred income tax liabilities                                     45,272        46,869        57,340
Asset valuation reserve                                            (13,891)      (16,631)      (18,077)
Net unrealized loss (gain) on investments                           19,374        20,348          (557)
Adjustments of separate account liabilities                        107,739        94,387        76,613
Premiums due, deferred and in advance                                2,410         4,623           925
Deferred revenue liability                                           5,810         5,426         4,242
Reserves for commercial mortgage loan losses                         1,188         2,718         3,218
Non-admitted assets                                                (27,088)      (24,089)      (35,877)
Interest maintenance reserve                                       (11,807)       (9,867)       (9,310)
Reinsurance ceded reserves                                         (52,645)      (44,276)      (35,042)
Other, net                                                         (13,302)       (4,451)        1,116
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 283,414     $ 331,528     $ 289,672
=======================================================================================================



The following table is a reconciliation of statutory-basis capital and surplus as of December 31, 2007 previously reported to the New York Department of Insurance in the 2007 Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, previously reported in the 2007 Annual
Statement                                                                        $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205
(800) 541-2251

        (C) 2008 RiverSource Life Insurance Company. All rights reserved. 45066 R (5/08)